                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

     File No. 333-116351

     Pre-Effective Amendment No.                                    [ ]

     Post-Effective Amendment No. 7                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

     File No. 811-21591

     Amendment No. 8                                                [X]

                        (Check appropriate box or boxes.)

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

     Registrant's Telephone Number, including Area Code: (816) 531-5575

         CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  December 1, 2007

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on December 1, 2007, pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This  post-effective  amendment  designates a new effective  date for a previously filed post-effective amendment.

December 1, 2007

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

LIVESTRONG(TM) Income Portfolio
LIVESTRONG(TM) 2015 Portfolio
LIVESTRONG(TM) 2025 Portfolio
LIVESTRONG(TM) 2035 Portfolio
LIVESTRONG(TM) 2045 Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

     [GRAPHIC OF TRIANGLE]

     THIS SYMBOL IS USED THROUGHOUT THE BOOK
     TO HIGHLIGHT DEFINITIONS OF KEY INVESTMENT
     TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

LIVESTRONG is a trademark of the Lance Armstrong Foundation.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

LIVESTRONG Income Portfolio seeks current income. Capital appreciation is a secondary objective.

Each of LIVESTRONG 2015, 2025, 2035 and 2045 Portfolios seeks the highest TOTAL
RETURN consistent with its asset mix.

     [GRAPHIC OF TRIANGLE]
     TOTAL RETURN INCLUDES CAPITAL APPRECIATION PLUS DIVIDEND
     AND INTEREST INCOME.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

Each of the LIVESTRONG Portfolios (the funds) is a "fund of funds," meaning that each fund seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. For additional information about the underlying funds, see OBJECTIVES, STRATEGIES AND RISKS. The following table shows each fund's current target allocation for the various asset classes. With the exception of
LIVESTRONG Income Portfolio, the funds' asset mixes will become more conservative each year until reaching the target year as described below.

TARGET ASSET MIX
                    LIVESTRONG   LIVESTRONG  LIVESTRONG  LIVESTRONG  LIVESTRONG
ASSET CLASS         INCOME       2015        2025        2035        2045
                    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------
Equity Securities   45.00%       52.10%      63.35%      76.35%      83.35%
(Stocks)
-------------------------------------------------------------------------------
Fixed-Income        45.00%       41.40%      31.65%      22.15%      16.65%
Securities
(Bonds)
-------------------------------------------------------------------------------
Cash Equivalents    10.00%       6.50%       5.00%       1.50%       0.00%
(Money Markets)
-------------------------------------------------------------------------------

     [GRAPHIC OF TRIANGLE]

     A FUND WITH AN EARLIER TARGET DATE REPRESENTS A MORE CONSERVATIVE CHOICE. A
     FUND WITH A LATER TARGET DATE REPRESENTS A MORE AGGRESSIVE CHOICE. THE
     TARGET YEAR DOES NOT NECESSARILY REPRESENT THE SPECIFIC YEAR YOU EXPECT TO
     NEED YOUR ASSETS. IT IS INTENDED ONLY AS A GENERAL GUIDE.

The target asset mix of LIVESTRONG Income Portfolio is expected to remain fixed over time. The target asset mixes of the other funds are expected to vary with the number of years remaining until the target year. In general, as the target year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. By the time each fund reaches its target year, its target asset mix will become fixed and will match that of
LIVESTRONG Income Portfolio.

For each fund with a target year, the target asset mix and the weightings for each of the underlying funds will be adjusted annually in a step-like fashion.
For example, assume the current stock weighting in LIVESTRONG 2035 Portfolio is approximately 76% and the stock weighting in LIVESTRONG 2025 Portfolio is approximately 63%. Each year, we would expect to reduce the stock weighting in
LIVESTRONG 2035 Portfolio. Over a ten year period the stock weighting would be reduced to approximately 63%. In effect, LIVESTRONG 2035 Portfolio is expected to have the same stock weighting in ten years as LIVESTRONG 2025 Portfolio has now. The following chart shows how the asset mix is expected to change over time, based on the amount of time until the target date.

------
2

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

The degree to which the risks described below apply to a particular fund varies according to the fund's asset allocation. In general, a fund with a later target date is expected to be more volatile than a fund with an earlier target date.
LIVESTRONG Income Portfolio is expected to be the least volatile of the funds.

*  "GROWTH" AND "VALUE" STYLE RISKS - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

*  SMALL- AND MID-CAP STOCK RISKS - Stocks of smaller companies can be more volatile than larger-company stocks. To the extent an underlying fund invests in these companies, it may take on more risk.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  FOREIGN RISK - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds'
   investments in that country to experience gains or losses.

*  TOBACCO EXCLUSION - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard
   (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

*  PRINCIPAL LOSS - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

A more detailed description of the funds' investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
14.

     [GRAPHIC OF TRIANGLE]

     AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
     OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR
     ANY OTHER GOVERNMENT AGENCY.

------
3

FUND PERFORMANCE HISTORY

LIVESTRONG INCOME PORTFOLIO
LIVESTRONG 2015 PORTFOLIO, LIVESTRONG 2025 PORTFOLIO
LIVESTRONG 2035 PORTFOLIO, LIVESTRONG 2045 PORTFOLIO

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the funds' other classes of shares will differ from those shown in the charts, depending on the expenses of those classes.

LIVESTRONG INCOME PORTFOLIO - INVESTOR CLASS(1)

(1)  AS OF SEPTEMBER 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 7.39%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                      HIGHEST                   LOWEST
--------------------------------------------------------------------------------
LIVESTRONG Income Portfolio           4.07% (4Q 2006)           -1.24% (1Q 2005)
--------------------------------------------------------------------------------

LIVESTRONG 2015 PORTFOLIO - INVESTOR CLASS(1)

(1)  AS OF SEPTEMBER 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 8.76%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                     HIGHEST                    LOWEST
--------------------------------------------------------------------------------
LIVESTRONG 2015 Portfolio            4.72% (4Q 2006)            -1.32% (1Q 2005)
--------------------------------------------------------------------------------

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4

LIVESTRONG 2025 PORTFOLIO - INVESTOR CLASS(1)

(1)  AS OF SEPTEMBER 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 10.03%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                     HIGHEST                    LOWEST
--------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio            5.58% (4Q 2006)            -1.39% (1Q 2005)
--------------------------------------------------------------------------------

LIVESTRONG 2035 PORTFOLIO - INVESTOR CLASS(1)

(1)  AS OF SEPTEMBER 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 11.57%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                     HIGHEST                    LOWEST
--------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio            6.56% (4Q 2006)            -1.50% (2Q 2006)
--------------------------------------------------------------------------------

------
5

LIVESTRONG 2045 PORTFOLIO - INVESTOR CLASS(1)

(1)  AS OF SEPTEMBER 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 12.39%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                     HIGHEST                    LOWEST
--------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio            7.14% (4Q 2006)            -1.81% (2Q 2006)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following tables show the average annual total returns of the funds'
Investor Class shares calculated three different ways. Additional tables show the average annual total returns of the funds' other share classes calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the other share classes will vary.

The Russell 3000® Index, Lehman Brothers U.S. Aggregate Index and Citigroup US
Broad Investment-Grade Bond Index are unmanaged indices that have no operating costs and are included in the tables for performance comparison. The Russell
3000® Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Lehman Brothers U.S.
Aggregate Index and Citigroup US Broad Investment-Grade Bond Index represent the
U.S. investment-grade fixed-rate bond market and provide a broad measure of bond market performance. None of the indices is intended to represent the composition of the funds, which invest in a mix of equity and fixed-income securities.

------
6

INVESTOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR       LIFE OF FUND(1)
--------------------------------------------------------------------------------
LIVESTRONG Income Portfolio
Return Before Taxes                                 9.26%        7.74%
Return After Taxes on Distributions                 7.92%        6.39%
Return After Taxes on Distributions
and Sale of Fund Shares                             6.31%        5.91%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2015 Portfolio
Return Before Taxes                                 10.53%       10.12%
Return After Taxes on Distributions                 9.27%        8.93%
Return After Taxes on Distributions                 7.33%        8.10%
and Sale of Fund Shares
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio
Return Before Taxes                                 11.80%       12.10%
Return After Taxes on Distributions                 10.23%       10.85%
Return After Taxes on Distributions                 8.48%        9.85%
and Sale of Fund Shares
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio
Return Before Taxes                                 13.60%       14.05%
Return After Taxes on Distributions                 12.14%       12.90%
Return After Taxes on Distribution                  9.56%        11.58%
and Sale of Fund Shares
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio
Return Before Taxes                                 14.53%       15.00%
Return After Taxes on Distributions                 13.22%       13.88%
Return After Taxes on Distributions
and Sale of Fund Shares                             10.24%       12.45%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad                                  4.33%        3.50%
   Investment-Grade Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS OF EACH LIVESTRONG PORTFOLIO
     IS AUGUST 31, 2004.

(2)  THE FUNDS' FIXED-INCOME BENCHMARK WAS CHANGED FROM THE LEHMAN BROTHERS
     U.S. AGGREGATE INDEX TO THE CITIGROUP US BROAD INVESTMENT-GRADE BOND INDEX.
     THE FUNDS' INVESTMENT ADVISOR BELIEVES THIS INDEX BETTER REPRESENTS THE
     FIXED-INCOME PORTION OF THE FUNDS' PORTFOLIO COMPOSITION.

------
7

INSTITUTIONAL CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR       LIFE OF FUND(1)
--------------------------------------------------------------------------------
LIVESTRONG Income Portfolio
Return Before Taxes                                 9.48%        7.95%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2015 Portfolio
Return Before Taxes                                 10.75%       10.33%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio
Return Before Taxes                                 12.12%       12.35%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio
Return Before Taxes                                 13.91%       14.31%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio
Return Before Taxes                                 14.85%       15.26%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS OF EACH LIVESTRONG
     PORTFOLIO IS AUGUST 31, 2004.

(2)  THE FUNDS' FIXED-INCOME BENCHMARK WAS CHANGED FROM THE LEHMAN BROTHERS
     U.S. AGGREGATE INDEX TO THE CITIGROUP US BROAD INVESTMENT-GRADE BOND INDEX.
     THE FUNDS' INVESTMENT ADVISOR BELIEVES THIS INDEX BETTER REPRESENTS THE
     FIXED-INCOME PORTION OF THE FUNDS' PORTFOLIO COMPOSITION.

------
8

R CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR       LIFE OF FUND(1)
--------------------------------------------------------------------------------
LIVESTRONG Income Portfolio
Return Before Taxes                                 8.61%        7.17%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2015 Portfolio
Return Before Taxes                                 9.97%        9.58%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio
Return Before Taxes                                 11.24%       11.54%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio
Return Before Taxes                                 13.12%       13.52%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction for
   fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio
Return Before Taxes                                 13.96%       14.44%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE R CLASS OF EACH LIVESTRONG PORTFOLIO IS
     AUGUST 31, 2004.

(2)  THE FUNDS' FIXED-INCOME BENCHMARK WAS CHANGED FROM THE LEHMAN BROTHERS
     U.S. AGGREGATE INDEX TO THE CITIGROUP US BROAD INVESTMENT-GRADE BOND INDEX.
     THE FUNDS' INVESTMENT ADVISOR BELIEVES THIS INDEX BETTER REPRESENTS THE
     FIXED-INCOME PORTION OF THE FUNDS' PORTFOLIO COMPOSITION.

------
9

ADVISOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR       LIFE OF FUND(1)
--------------------------------------------------------------------------------
LIVESTRONG Income Portfolio
Return Before Taxes                                 8.99%        7.47%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2015 Portfolio
Return Before Taxes                                 10.25%       9.85%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio
Return Before Taxes                                 11.62%       11.85%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio
Return Before Taxes                                 13.40%       13.81%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio
Return Before Taxes                                 14.25%       14.72%
Russell 3000® Index                                 15.72%       14.57%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad Investment-Grade                 4.33%        3.50%
Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS OF EACH LIVESTRONG PORTFOLIO
     IS AUGUST 31, 2004.

(2)  THE FUNDS' FIXED-INCOME BENCHMARK WAS CHANGED FROM THE LEHMAN BROTHERS
     U.S. AGGREGATE INDEX TO THE CITIGROUP US BROAD INVESTMENT-GRADE BOND INDEX.
     THE FUNDS' INVESTMENT ADVISOR BELIEVES THIS INDEX BETTER REPRESENTS THE
     FIXED-INCOME PORTION OF THE FUNDS' PORTFOLIO COMPOSITION.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, including yields, please call us or visit
americancentury.com.

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10

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares, other than a $10 fee to redeem by wire

Each fund, as a shareholder of the underlying American Century funds, will indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each fund's return will be net of these expenses.

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

------
11

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------
Investor Class (all funds)
  Maximum Account Maintenance Fee                                               $25(1)
---------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                      OTHER EXPENSES
                                                 ------------------------               TOTAL
                                   DISTRIBUTION                            ACQUIRED     ANNUAL
                                   AND SERVICE                             FUND         FUND
                      MANAGEMENT   (12B-1)       ADMINISTRATIVE            FEES AND     OPERATING
                      FEE          FEES(2)       FEE(3)          OTHER(4)  EXPENSES(5)  EXPENSES(6)
---------------------------------------------------------------------------------------------------
LIVESTRONG Income Portfolio
  Investor Class      None         None          0.20%           0.00%     0.55%        0.75%
---------------------------------------------------------------------------------------------------
  Institutional       None         None          0.00%           0.00%     0.55%        0.55%
  Class
---------------------------------------------------------------------------------------------------
  R Class             None         0.50%         0.20%           0.00%     0.55%        1.25%
---------------------------------------------------------------------------------------------------
  Advisor             None         0.25%         0.20%           0.00%     0.55%        1.00%
  Class
---------------------------------------------------------------------------------------------------
LIVESTRONG 2015 Portfolio
  Investor Class      None         None          0.20%           0.00%     0.60%        0.80%
---------------------------------------------------------------------------------------------------
  Institutional       None         None          0.00%           0.00%     0.60%        0.60%
  Class
---------------------------------------------------------------------------------------------------
  R Class             None         0.50%         0.20%           0.00%     0.60%        1.30%
--------------------------------------------------------------------------------------------------
  Advisor             None         0.25%         0.20%           0.00%     0.60%        1.05%
  Class
---------------------------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio
  Investor Class      None         None          0.20%           0.00%     0.65%        0.85%
---------------------------------------------------------------------------------------------------
  Institutional       None         None          0.00%           0.00%     0.65%        0.65%
  Class
---------------------------------------------------------------------------------------------------
  R Class             None         0.50%         0.20%           0.00%     0.65%        1.35%
--------------------------------------------------------------------------------------------------
  Advisor             None         0.25%         0.20%           0.00%     0.65%        1.10%
  Class
---------------------------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio
  Investor Class      None         None          0.20%           0.00%     0.71%        0.91%
---------------------------------------------------------------------------------------------------
  Institutional       None         None          0.00%           0.00%     0.71%        0.71%
  Class
--------------------------------------------------------------------------------------------------
  R Class             None         0.50%         0.20%           0.00%     0.71%        1.41%
---------------------------------------------------------------------------------------------------
  Advisor             None         0.25%         0.20%           0.00%     0.71%        1.16%
  Class
---------------------------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio
  Investor Class      None         None          0.20%           0.00%     0.73%        0.93%
---------------------------------------------------------------------------------------------------
  Institutional       None         None          0.00%           0.00%     0.73%        0.73%
  Class
--------------------------------------------------------------------------------------------------
  R Class             None         0.50%         0.20%           0.00%     0.73%        1.43%
---------------------------------------------------------------------------------------------------
  Advisor             None         0.25%         0.20%           0.00%     0.73%        1.18%
  Class
---------------------------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 30.

(3)  PAYABLE TO THE FUNDS' ADVISOR FOR CERTAIN SHAREHOLDER SERVICES
     PROVIDED FOR THIS CLASS OF SHARES.

(4)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(5)  ACQUIRED FUND FEES AND EXPENSES REPRESENT A WEIGHTED AVERAGE OF THE
     TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUNDS
     INVESTED DURING THE FISCAL YEAR ENDED JULY 31, 2007. THE FUNDS INVEST IN
     INSTITUTIONAL CLASS SHARES FOR EACH UNDERLYING FUND OTHER THAN PREMIUM
     MONEY MARKET. THE FUNDS INVEST IN INVESTOR CLASS SHARES OF PREMIUM MONEY
     MARKET.

(6)  THE TOTAL ANNUAL FUND OPERATING EXPENSES SHOWN IN THIS TABLE DIFFER
     FROM THE EXPENSE RATIOS SHOWN IN THE FINANCIAL HIGHLIGHTS TABLES BECAUSE
     THOSE RATIOS REFLECT THE OPERATING EXPENSES OF THE FUNDS AND DO NOT INCLUDE
     ACQUIRED FUND FEES AND EXPENSES.

------
12

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the funds with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in each fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the combined total expenses shown above

.. . . your cost of investing in the funds would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
LIVESTRONG Income Portfolio
  Investor Class                   $77         $240         $417         $931
--------------------------------------------------------------------------------
  Institutional Class              $56         $177         $308         $690
--------------------------------------------------------------------------------
  R Class                          $128        $397         $687         $1,511
--------------------------------------------------------------------------------
  Advisor Class                    $102        $319         $553         $1,225
--------------------------------------------------------------------------------
LIVESTRONG 2015 Portfolio
  Investor Class                   $82         $256         $445         $990
--------------------------------------------------------------------------------
  Institutional Class              $61         $193         $335         $751
--------------------------------------------------------------------------------
  R Class                          $133        $413         $714         $1,567
--------------------------------------------------------------------------------
  Advisor Class                    $107        $335         $580         $1,282
--------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio
  Investor Class                   $87         $272         $472         $1,049
--------------------------------------------------------------------------------
  Institutional Class              $67         $208         $363         $811
--------------------------------------------------------------------------------
  R Class                          $138        $428         $740         $1,623
--------------------------------------------------------------------------------
  Advisor Class                    $112        $350         $607         $1,340
--------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio
  Investor Class                   $93         $291         $504         $1,120
--------------------------------------------------------------------------------
  Institutional Class              $73         $227         $396         $883
--------------------------------------------------------------------------------
  R Class                          $144        $447         $772         $1,690
--------------------------------------------------------------------------------
  Advisor Class                    $118        $369         $639         $1,409
--------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio
  Investor Class                   $95         $297         $515         $1,143
--------------------------------------------------------------------------------
  Institutional Class              $75         $234         $407         $907
--------------------------------------------------------------------------------
  R Class                          $146        $453         $782         $1,712
--------------------------------------------------------------------------------
  Advisor Class                    $121        $375         $650         $1,431
--------------------------------------------------------------------------------

------
13

OBJECTIVES, STRATEGIES AND RISKS

LIVESTRONG INCOME PORTFOLIO
LIVESTRONG 2015 PORTFOLIO
LIVESTRONG 2025 PORTFOLIO
LIVESTRONG 2035 PORTFOLIO
LIVESTRONG 2045 PORTFOLIO

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

LIVESTRONG Income Portfolio seeks current income. Capital appreciation is a secondary objective.

Each of LIVESTRONG 2015, 2025, 2035 and 2045 Portfolios seeks the highest total return consistent with its asset mix.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests in a combination of underlying American Century funds. Each fund's target allocation is intended to diversify investments among various asset classes such as stocks, bonds and money market instruments. The target asset mix for LIVESTRONG Income Portfolio is expected to remain fixed over time.
For each fund with a target year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. By the time each fund reaches its target year, its target asset mix will become fixed and will match that of LIVESTRONG Income
Portfolio.

The following table shows which underlying funds are currently being used within each asset class and the target allocations for each individual underlying fund.

                                   LIVESTRONG   LIVESTRONG   LIVESTRONG   LIVESTRONG  LIVESTRONG
ASSET                              INCOME       2015         2025         2035        2045
CLASS  UNDERLYING FUND(1)          PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
------------------------------------------------------------------------------------------------
Equity Securities (Stocks)
       NT Emerging Markets         0.00%        1.75%        3.00%        4.50%       6.25%
       -----------------------------------------------------------------------------------------
       NT Equity Growth            13.00%       12.50%       12.50%       14.00%      15.00%
       -----------------------------------------------------------------------------------------
       NT Growth                   6.50%        8.00%        11.25%       14.00%      15.00%
       -----------------------------------------------------------------------------------------
       NT International Growth     5.00%        6.25%        8.75%        10.00%      9.75%
       -----------------------------------------------------------------------------------------
       NT Large Company Value      11.00%       11.25%       12.25%       14.00%      15.25%
       -----------------------------------------------------------------------------------------
       NT Mid Cap Value            4.00%        5.00%        5.25%        6.75%       7.25%
       -----------------------------------------------------------------------------------------
       NT Small Company            2.00%        2.00%        3.50%        4.00%       4.75%
       -----------------------------------------------------------------------------------------
       NT Vista                    2.50%        4.00%        5.00%        6.75%       7.25%
       -----------------------------------------------------------------------------------------
       Real Estate                 1.00%        1.35%        1.85%        2.35%       2.85%
       -----------------------------------------------------------------------------------------
       TOTAL                       45.00%       52.10%       63.35%       76.35%      83.35%
------------------------------------------------------------------------------------------------
Fixed-Income Securities (Bonds)
       High-Yield                  3.80%        3.60%        3.05%        2.20%       1.65%
       -----------------------------------------------------------------------------------------
       Inflation-Adjusted Bond     7.60%        7.20%        6.10%        4.40%       3.30%
       -----------------------------------------------------------------------------------------
       International Bond          7.00%        5.60%        1.50%        0.00%       0.00%
       -----------------------------------------------------------------------------------------
       NT Diversified Bond         26.60%       25.00%       21.00%       15.55%      11.70%
       -----------------------------------------------------------------------------------------
       TOTAL                       45.00%       41.40%       31.65%       22.15%      16.65%
------------------------------------------------------------------------------------------------
Cash Equivalents (Money Markets)
       Premium Money Market        10.00%       6.50%        5.00%        1.50%       0.00%
       -----------------------------------------------------------------------------------------
       TOTAL                       10.00%       6.50%        5.00%        1.50%       0.00%
------------------------------------------------------------------------------------------------

(1)  INSTITUTIONAL CLASS FOR EACH UNDERLYING FUND OTHER THAN PREMIUM MONEY
     MARKET (INVESTOR CLASS).

------
14

We do not intend to make frequent tactical adjustments to the target asset mix or to trade actively among underlying funds, other than the annual adjustments described above. However, we reserve the right to modify the target allocations and underlying fund weightings and to substitute other underlying funds from time to time should circumstances warrant a change.

To help maintain these weightings, new money invested in each fund will be allocated to the underlying funds in accordance with the target weightings. We also will review each fund quarterly to determine whether rebalancing is appropriate. In making this determination, we may consider a number of factors, including a fund's allocations among asset classes, investment style, market capitalization, global diversification and real estate holdings.

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

WHAT ARE THE UNDERLYING FUNDS' INVESTMENT TECHNIQUES?

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S.
companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The American Century growth strategy is based on the belief that, over the long term, stock price movements follow growth in earnings, revenue and/or cash flow.
The portfolio managers use a variety of analytical research tools and techniques to identify stocks of companies that meet their investment criteria. This includes companies whose earnings and revenues are not only growing, but growing at an accelerating pace. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The value investment discipline seeks capital growth by investing in equity securities of companies that the funds' portfolio managers believe to be temporarily undervalued. For underlying funds that are quantitatively managed, the managers utilize quantitative, computer-driven models to construct and manage portfolios that they believe provide the optimal balance between risk and expected return.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), credit quality
(investment-grade and high-yield) and geographic exposure (domestic and international).

The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the underlying fund will sell the security as soon as reasonably possible.

A brief description of each of the underlying funds follows. Additional details are available in the statement of additional information and the underlying funds' prospectuses.

Stock Funds

NT EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

NT EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the
1,500 largest publicly traded U.S. companies without regard to dividend yield.

NT GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

NT INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

------
15

NT LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

NT MID CAP VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in medium-sized U.S. companies.

NT SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

NT VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

REAL ESTATE seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry.

Bond Funds

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

INFLATION-ADJUSTED BOND seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

NT DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

Money Market Funds

PREMIUM MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Each fund's performance and risks reflect the performance and risks of the underlying American Century funds in which it invests. Some of these risks relate to investments in stocks. Others relate primarily to fixed-income or foreign investments. The degree to which the risks described below apply to a particular fund varies according to its asset allocation.

Market performance tends to be cyclical. In the various cycles, certain investment styles, such as growth and value styles, may fall in and out of favor. If the market is not favoring an underlying fund's style, that fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles. Even well-established growth stocks can be volatile. They may suffer sharp declines as a result of earnings disappointments or other market or economic events.

Similarly, if the market does not consider the individual stocks purchased by a value fund to be undervalued, the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Underlying funds that invest in smaller companies may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies.
Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.

------
16

The value of an underlying fund's FIXED-INCOME SECURITIES will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall.

     [GRAPHIC OF TRIANGLE]

     FIXED-INCOME SECURITIES ARE RATED BY NATIONALLY RECOGNIZED
     SECURITIES RATING ORGANIZATIONS (SROS), SUCH AS MOODY'S AND STANDARD
     & POOR'S. EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING SECURITIES, BUT
     EACH TRIES TO INDICATE A COMPANY'S ABILITY TO MAKE TIMELY PAYMENTS OF
     INTEREST AND PRINCIPAL.

The value of an underlying fund's fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the underlying funds may invest contain some speculative characteristics. Having those bonds in the funds'
portfolios means the funds' values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds.
In addition, higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds, are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

Some of the underlying funds may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

The underlying funds do not invest in certain tobacco-related securities. As a result, the underlying fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

The value of an underlying fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

These funds are intended for investors who seek a diversified investment whose asset mix becomes more conservative over time, and who are willing to accept the risks associated with the funds' asset allocation strategies.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHAT WILL HAPPEN WHEN A FUND REACHES ITS TARGET YEAR?

When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target allocation will become fixed and will match that of LIVESTRONG
Income Portfolio. Within two to three years thereafter, the fund's Board of
Directors may approve combining such fund with LIVESTRONG Income Portfolio. Once such a combination occurs, shareholders of the fund will become shareholders of
LIVESTRONG Income Portfolio.

------
17

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century funds). The directors also serve in that capacity for many of the underlying funds.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of the underlying American Century funds in which they invest. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the shareholder services it provides to the Investor, R and Advisor Classes, the advisor receives an administrative fee of 0.20% of the average net assets of each class of shares. The amount of the administrative fee for a fund is calculated daily and paid monthly in arrears.

The advisor or its wholly owned subsidiary, American Century Global Investment
Management, Inc. (ACGIM), is responsible for the selection and management of the underlying funds' portfolio investments. The advisor or ACGIM receives a management fee for managing the underlying funds. See the underlying funds'
prospectuses for specific fees.

A discussion regarding the basis for the Board of Directors' approval of the funds' investment advisory contract with the advisor is available in the funds'
annual report to shareholders for the fiscal year ended July 31, 2007.

------
18

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers share overall responsibility for coordinating the funds'
activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds' target allocations.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in August 2004. He joined American Century in January 1988 as a portfolio manager. He has a bachelor's degree in business economics from the University of California -
Santa Barbara and an MBA in finance and economics from Northwestern University.
He is a CFA charterholder.

IRINA TORELLI

Ms. Torelli, Portfolio Manager, has been a member of the team that manages the funds since August 2004. She joined American Century in September 1997 as a quantitative analyst and became a portfolio manager in February 2005. She has a bachelor's degree from the University of Rome and a master's degree in operations research from Stanford University. She is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
19

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete a Full Services Option form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

     [GRAPHIC OF TRIANGLE]

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
     UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
     ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP-
     AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE
     ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN
     CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
     BUT YOU MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century's bank information: Commerce Bank N.A., Routing No.
   101000019, Account No. 2804918

*  Your American Century account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

------
20

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------
americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m.,
  Monday - Friday

BY TELEPHONE
--------------------------------------------------------------------------------
INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------
OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
21

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The funds' R and Advisor Classes are intended for purchase by participants in employer-sponsored retirement plans. However, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. Additionally, the funds' Advisor Class is intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND
SHARES in the statement of additional information.

     [GRAPHIC OF TRIANGLE]

     FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS,
     INSURANCE COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the funds. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The funds have authorized certain financial intermediaries to accept orders on the funds' behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the funds' behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
22

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum.

Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See INVESTING THROUGH A FINANCIAL
INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program accounts                       No minimum
and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                          $2,000(1)(2)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                 No minimum
--------------------------------------------------------------------------------

(1)  AMERICAN CENTURY WILL WAIVE THE MINIMUM IF YOU MAKE AN INITIAL
     INVESTMENT OF AT LEAST $500 AND CONTINUE TO MAKE AUTOMATIC INVESTMENTS OF
     AT LEAST $100 A MONTH UNTIL REACHING THE MINIMUM.

(2)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount for Institutional Class shares is $5 million ($3 million for endowments and foundations). If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

    [GRAPHIC OF TRIANGLE]

    A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

------
23

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, or if you cancel your automatic monthly investment plan prior to reaching the fund minimum, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum or reinstate your automatic monthly investment plan. Please note that you may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The total annual operating expenses of Investor Class shares are 0.20% higher than Institutional Class shares.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

------
24

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. Additionally, because the funds invest in other American Century mutual funds, short-term trading and other abusive trading activity in the funds may disrupt the underlying funds' portfolio management strategies and harm their performance. If the cumulative amount of short-term trading activity is significant relative to an underlying fund's net assets, the underlying fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, each fund, as a shareholder of the underlying funds, would indirectly bear its pro rata share of the additional expenses incurred by the underlying funds. Accordingly, the funds' performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available for securities held by the underlying funds. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

------
25

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. American Century monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries' timely performance of such duties.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
26

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

Each fund's NAV is calculated based upon the NAVs of the underlying funds in which the fund invests. The prospectuses for the underlying funds explain the methods used to value underlying fund shares, including the circumstances under which those funds may use fair value pricing and the effects of doing so.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

    [GRAPHIC OF TRIANGLE]

    CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS,
    SUCH AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Distributions of substantially all of their income are paid quarterly for
LIVESTRONG Income Portfolio and annually for LIVESTRONG 2015, 2025, 2035 and
2045 Portfolios. Distributions from realized capital gains for all the funds are generally paid annually, usually in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
The funds' distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates, depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, to your home address or to another person or address by check.

------
27

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or an employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

     [GRAPHIC OF TRIANGLE]

     QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
     THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
     THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If a fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
28

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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29

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds: Investor
Class, Institutional Class, R Class and Advisor Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor does not charge this class an administrative fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of each fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.50% for R Class and 0.25% for Advisor Class to the distributor, for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make R Class and Advisor Class shares available. Because these fees may be used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

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30

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

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31

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP.
The funds' Report of Independent Registered Public Accounting Firm and the
financial statements are included in the funds' annual report, which is available upon request.

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32

LIVESTRONG INCOME PORTFOLIO
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007          2006          2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $10.45        $10.51        $10.00
                                          --------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)        0.33          0.37          0.29

   Net Realized and
   Unrealized Gain (Loss)                 0.75          (0.07)        0.52
                                          --------------------------------------
   Total From Investment Operations       1.08          0.30          0.81
                                          --------------------------------------
Distributions
   From Net Investment Income             (0.32)        (0.35)        (0.30)

   From Net Realized Gains                (0.15)        (0.01)        -
                                          --------------------------------------
   Total Distributions                    (0.47)        (0.36)        (0.30)
                                          --------------------------------------
Net Asset Value, End of Period            $11.06        $10.45        $10.51
                                          ======================================

TOTAL RETURN(3)                           10.51%        2.99%         8.14%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                  0.20%         0.20%         0.20%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              3.03%         3.51%         3.16%(5)

Portfolio Turnover Rate                   22%           120%          6%

Net Assets, End of Period
(in thousands)                            $44,109       $27,374       $15,572
--------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
33

LIVESTRONG INCOME PORTFOLIO
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                           2007          2006          2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $10.45        $10.51        $10.00
                                          --------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)         0.35          0.37          0.34

   Net Realized and
   Unrealized Gain (Loss)                  0.75          (0.05)        0.48
                                          --------------------------------------
   Total From Investment Operations        1.10          0.32          0.82
                                          --------------------------------------
Distributions
   From Net Investment Income              (0.34)        (0.37)        (0.31)

   From Net Realized Gains                 (0.15)        (0.01)        -
                                          --------------------------------------
   Total Distributions                     (0.49)        (0.38)        (0.31)
                                          --------------------------------------
Net Asset Value, End of Period             $11.06        $10.45        $10.51
                                          ======================================

TOTAL RETURN(3)                            10.73%        3.20%         8.31%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                   0.00%         0.00%         0.00%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets               3.23%         3.71%         3.36%(5)

Portfolio Turnover Rate                    22%           120%          6%

Net Assets, End of Period
(in thousands)                             $8,285        $4,409        $3,169
--------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
34

LIVESTRONG INCOME PORTFOLIO
R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                           2007          2006          2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $10.44        $10.50        $10.00
                                          --------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)         0.27          0.26          0.29

   Net Realized and
   Unrealized Gain (Loss)                  0.76          (0.01)        0.46
                                          --------------------------------------
   Total From Investment Operations        1.03          0.25          0.75
                                          --------------------------------------
Distributions
   From Net Investment Income              (0.27)        (0.30)        (0.25)

   From Net Realized Gains                 (0.15)        (0.01)        -
                                          --------------------------------------
   Total Distributions                     (0.42)        (0.31)        (0.25)
                                          --------------------------------------
Net Asset Value, End of Period             $11.05        $10.44        $10.50
                                          ======================================

TOTAL RETURN(3)                            9.97%         2.48%         7.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                   0.70%         0.70%         0.70%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets               2.53%         3.01%         2.66%(5)

Portfolio Turnover Rate                    22%           120%          6%

Net Assets, End of Period
(in thousands)                             $112          $37           $9
--------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
35

LIVESTRONG INCOME PORTFOLIO
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                           2007          2006          2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $10.45        $10.51        $10.00
                                          -------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)         0.31          0.33          0.18

   Net Realized and
   Unrealized Gain (Loss)                  0.74          (0.05)        0.61
                                          -------------------------------------
   Total From Investment Operations        1.05          0.28          0.79
                                          -------------------------------------
Distributions
   From Net Investment Income              (0.30)        (0.33)        (0.28)

   From Net Realized Gains                 (0.15)        (0.01)        -
                                          -------------------------------------
   Total Distributions                     (0.45)        (0.34)        (0.28)
                                          -------------------------------------
Net Asset Value, End of Period             $11.05        $10.45        $10.51
                                          =====================================

TOTAL RETURN(3)                            10.13%        2.83%         7.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                   0.45%         0.45%         0.45%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets               2.78%         3.26%         2.91%(5)

Portfolio Turnover Rate                    22%           120%          6%

Net Assets, End of Period
(in thousands)                             $8,129        $2,966        $940
--------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
36

LIVESTRONG 2015 PORTFOLIO
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007           2006          2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $11.09         $10.93        $10.00
                                        ---------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)        0.32           0.37          0.25

   Net Realized and
   Unrealized Gain (Loss)                 1.04           0.11          0.86
                                        ---------------------------------------
   Total From Investment Operations       1.36           0.48          1.11
                                        ---------------------------------------
Distributions
   From Net Investment Income             (0.27)         (0.31)        (0.18)

   From Net Realized Gains                (0.27)         (0.01)        -
                                        ---------------------------------------
   Total Distributions                    (0.54)         (0.32)        (0.18)
                                        ---------------------------------------
Net Asset Value, End of Period            $11.91         $11.09        $10.93
                                        =======================================
TOTAL RETURN(3)                           12.46%         4.46%         11.17%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                  0.20%          0.20%         0.20%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              2.74%          3.27%         2.61%(5)

Portfolio Turnover Rate                   18%            123%          2%

Net Assets, End of Period
(in thousands)                            $139,725       $89,431       $40,717
--------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
37

LIVESTRONG 2015 PORTFOLIO
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007          2006          2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $11.10        $10.94        $10.00
                                        ---------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)        0.34          0.33          0.29

   Net Realized and
   Unrealized Gain (Loss)                 1.05          0.17          0.84
                                        ---------------------------------------
   Total From Investment Operations       1.39          0.50          1.13
                                        ---------------------------------------
Distributions
   From Net Investment Income             (0.29)        (0.33)        (0.19)

   From Net Realized Gains                (0.27)        (0.01)        -
                                        ---------------------------------------
   Total Distributions                    (0.56)        (0.34)        (0.19)
                                        ---------------------------------------
Net Asset Value, End of Period            $11.93        $11.10        $10.94
                                        =======================================

TOTAL RETURN(3)                           12.77%        4.67%         11.32%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                  0.00%         0.00%         0.00%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              2.94%         3.47%         2.81%(5)

Portfolio Turnover Rate                   18%           123%          2%

Net Assets, End of Period
(in thousands)                            $15,736       $10,439       $3,011
--------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
38

LIVESTRONG 2015 PORTFOLIO
R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                           2007          2006          2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $11.06        $10.90        $10.00
                                        ---------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)         0.25          0.19          0.24

   Net Realized and
   Unrealized Gain (Loss)                  1.05          0.23          0.82
                                        ---------------------------------------
   Total From Investment Operations        1.30          0.42          1.06
                                        ---------------------------------------
Distributions
   From Net Investment Income              (0.21)        (0.25)        (0.16)

   From Net Realized Gains                 (0.27)        (0.01)        -
                                        ---------------------------------------
   Total Distributions                     (0.48)        (0.26)        (0.16)
                                        ---------------------------------------
Net Asset Value, End of Period             $11.88        $11.06        $10.90
                                        =======================================

TOTAL RETURN(3)                            11.92%        4.05%         10.59%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                   0.70%         0.70%         0.70%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets               2.24%         2.77%         2.11%(5)

Portfolio Turnover Rate                    18%           123%          2%

Net Assets, End of Period
(in thousands)                             $3,187        $351          $14
--------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
39

LIVESTRONG 2015 PORTFOLIO
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                           2007           2006          2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $11.07         $10.91        $10.00
                                        ---------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)         0.30           0.31          0.17

   Net Realized and
   Unrealized Gain (Loss)                  1.03           0.14          0.91
                                        ---------------------------------------
   Total From Investment Operations        1.33           0.45          1.08
                                        ---------------------------------------
Distributions
   From Net Investment Income              (0.24)         (0.28)        (0.17)

   From Net Realized Gains                 (0.27)         (0.01)        -
                                        ---------------------------------------
   Total Distributions                     (0.51)         (0.29)        (0.17)
                                        ---------------------------------------
Net Asset Value, End of Period             $11.89         $11.07        $10.91
                                        =======================================

TOTAL RETURN(3)                            12.20%         4.22%         10.88%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                   0.45%          0.45%         0.45%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets               2.49%          3.02%         2.36%(5)

Portfolio Turnover Rate                    18%            123%          2%

Net Assets, End of Period
(in thousands)                             $19,270        $9,556        $323
--------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
40

LIVESTRONG 2025 PORTFOLIO
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007           2006           2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $11.49         $11.21         $10.00
                                        ----------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)        0.28           0.34           0.18

   Net Realized and
   Unrealized Gain (Loss)                 1.34           0.27           1.17
                                        ----------------------------------------
   Total From Investment Operations       1.62           0.61           1.35
                                        ----------------------------------------
Distributions
   From Net Investment Income             (0.24)         (0.31)         (0.14)

   From Net Realized Gains                (0.52)         (0.02)         -
                                        ----------------------------------------
   Total Distributions                    (0.76)         (0.33)         (0.14)
                                        ----------------------------------------
Net Asset Value, End of Period            $12.35         $11.49         $11.21
                                        ========================================

TOTAL RETURN(3)                           14.45%         5.48%          13.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
To Average Net Assets(4)                  0.20%          0.20%          0.20%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              2.34%          2.98%          2.08%(5)

Portfolio Turnover Rate                   18%            120%           2%

Net Assets, End of Period
(in thousands)                            $174,984       $112,202       $53,285
--------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
41

LIVESTRONG 2025 PORTFOLIO
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007          2006          2005(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $11.51        $11.23        $10.00
                                        --------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)        0.31          0.37          0.27

   Net Realized and
   Unrealized Gain (Loss)                 1.34          0.26          1.11
                                        --------------------------------------
   Total From Investment Operations       1.65          0.63          1.38
                                        --------------------------------------
Distributions
   From Net Investment Income             (0.27)        (0.33)        (0.15)

   From Net Realized Gains                (0.52)        (0.02)        -
                                        --------------------------------------
   Total Distributions                    (0.79)        (0.35)        (0.15)
                                        --------------------------------------
Net Asset Value, End of Period            $12.37        $11.51        $11.23
                                        ======================================

TOTAL RETURN(3)                           14.67%        5.77%         13.74%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                  0.00%         0.00%         0.00%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              2.54%         3.18%         2.28%(5)

Portfolio Turnover Rate                   18%           120%          2%

Net Assets, End of Period
(in thousands)                            $44,250       $31,399       $21,458
------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
42

LIVESTRONG 2025 PORTFOLIO
R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                           2007          2006          2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $11.46        $11.18        $10.00
                                          --------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)         0.22          0.19          0.15

   Net Realized and
   Unrealized Gain (Loss)                  1.34          0.36          1.15
                                          --------------------------------------
   Total From Investment Operations        1.56          0.55          1.30
                                          --------------------------------------
Distributions
   From Net Investment Income              (0.18)        (0.25)        (0.12)

   From Net Realized Gains                 (0.52)        (0.02)        -
                                          --------------------------------------
   Total Distributions                     (0.70)        (0.27)        (0.12)
                                          --------------------------------------
Net Asset Value, End of Period             $12.32        $11.46        $11.18
                                          ======================================

TOTAL RETURN(3)                            13.90%        4.95%         13.10%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                   0.70%         0.70%         0.70%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets               1.84%         2.48%         1.58%(5)

Portfolio Turnover Rate                    18%           120%          2%

Net Assets, End of Period
(in thousands)                             $1,378        $545          $65
--------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
43

LIVESTRONG 2025 PORTFOLIO
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                           2007           2006          2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $11.48         $11.19        $10.00
                                          --------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)         0.26           0.29          0.12

   Net Realized and
   Unrealized Gain (Loss)                  1.33           0.30          1.20
                                          --------------------------------------
   Total From Investment Operations        1.59           0.59          1.32
                                          --------------------------------------
Distributions
   From Net Investment Income              (0.21)         (0.28)        (0.13)

   From Net Realized Gains                 (0.52)         (0.02)        -
                                          --------------------------------------
   Total Distributions                     (0.73)         (0.30)        (0.13)
                                          --------------------------------------
Net Asset Value, End of Period             $12.34         $11.48        $11.19
                                          ======================================

TOTAL RETURN(3)                            14.17%         5.30%         13.28%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                   0.45%          0.45%         0.45%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets               2.09%          2.73%         1.83%(5)

Portfolio Turnover Rate                    18%            120%          2%

Net Assets, End of Period
(in thousands)                             $17,076        $7,404        $388
--------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
44

LIVESTRONG 2035 PORTFOLIO
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007          2006          2005(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $11.85        $11.43        $10.00
                                         -------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)        0.24          0.31          0.17

   Net Realized and
   Unrealized Gain (Loss)                 1.71          0.42          1.39
                                         -------------------------------------
   Total From Investment Operations       1.95          0.73          1.56
                                         -------------------------------------
Distributions
   From Net Investment Income             (0.19)        (0.30)        (0.13)

   From Net Realized Gains                (0.52)        (0.01)        -
                                         -------------------------------------
  Total Distributions                     (0.71)        (0.31)        (0.13)
                                         -------------------------------------
Net Asset Value, End of Period            $13.09        $11.85        $11.43
                                         =====================================

TOTAL RETURN(3)                           16.86%        6.45%         15.71%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                  0.20%         0.20%         0.20%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              1.87%         2.61%         1.62%(5)

Portfolio Turnover Rate                   23%           141%          3%

Net Assets, End of Period
(in thousands)                            $91,220       $52,206       $21,537
------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
45

LIVESTRONG 2035 PORTFOLIO
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007          2006          2005(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $11.87        $11.45        $10.00
                                         -------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)        0.26          0.30          0.16

   Net Realized and
   Unrealized Gain (Loss)                 1.72          0.45          1.43
                                         -------------------------------------
   Total From Investment Operations       1.98          0.75          1.59
                                         -------------------------------------
Distributions
   From Net Investment Income             (0.22)        (0.32)        (0.14)

   From Net Realized Gains                (0.52)        (0.01)        -
                                         -------------------------------------
   Total Distributions                    (0.74)        (0.33)        (0.14)
                                         -------------------------------------
Net Asset Value, End of Period            $13.11        $11.87        $11.45
                                         =====================================

TOTAL RETURN(3)                           17.07%        6.66%         15.98%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                  0.00%         0.00%         0.00%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              2.07%         2.81%         1.82%(5)

Portfolio Turnover Rate                   23%           141%          3%

Net Assets, End of Period
(in thousands)                            $22,314       $11,104       $3,435
------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
46

LIVESTRONG 2035 PORTFOLIO
R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                           2007          2006          2005(1)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $11.82        $11.40        $10.00
                                         --------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)         0.18          0.16          0.22

   Net Realized and
   Unrealized Gain (Loss)                  1.71          0.51          1.30
                                         --------------------------------------
   Total From Investment Operations        1.89          0.67          1.52
                                         --------------------------------------
Distributions
   From Net Investment Income              (0.13)        (0.24)        (0.12)

   From Net Realized Gains                 (0.52)        (0.01)        -
                                         --------------------------------------
   Total Distributions                     (0.65)        (0.25)        (0.12)
                                         --------------------------------------
Net Asset Value, End of Period             $13.06        $11.82        $11.40
                                         ======================================

TOTAL RETURN(3)                            16.30%        5.93%         15.24%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                   0.70%         0.70%         0.70%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets               1.37%         2.11%         1.12%(5)

Portfolio Turnover Rate                    23%           141%          3%

Net Assets, End of Period
(in thousands)                             $975          $296          $6
-------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
47

LIVESTRONG 2035 PORTFOLIO
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                           2007           2006          2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $11.83         $11.42        $10.00
                                         ---------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)         0.21           0.26          0.11

   Net Realized and
   Unrealized Gain (Loss)                  1.72           0.43          1.44
                                         ---------------------------------------
   Total From Investment Operations        1.93           0.69          1.55
                                         ---------------------------------------
Distributions
   From Net Investment Income              (0.16)         (0.27)        (0.13)

   From Net Realized Gains                 (0.52)         (0.01)        -
                                         ---------------------------------------
   Total Distributions                     (0.68)         (0.28)        (0.13)
                                         ---------------------------------------
Net Asset Value, End of Period             $13.08         $11.83        $11.42
                                         =======================================

TOTAL RETURN(3)                            16.67%         6.10%         15.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                   0.45%          0.45%         0.45%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets               1.62%          2.36%         1.37%(5)

Portfolio Turnover Rate                    23%            141%          3%

Net Assets, End of Period
(in thousands)                             $13,378        $5,224        $113
--------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
48

LIVESTRONG 2045 PORTFOLIO
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007          2006          2005(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $11.96        $11.54        $10.00
                                         -------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)        0.22          0.31          0.12

   Net Realized and
   Unrealized Gain (Loss)                 1.92          0.46          1.56
                                         -------------------------------------
   Total From Investment Operations       2.14          0.77          1.68
                                         -------------------------------------
Distributions
   From Net Investment Income             (0.17)        (0.32)        (0.14)

   From Net Realized Gains                (0.53)        (0.03)        -
                                         -------------------------------------
   Total Distributions                    (0.70)        (0.35)        (0.14)
                                         -------------------------------------
Net Asset Value, End of Period            $13.40        $11.96        $11.54
                                         =====================================

TOTAL RETURN(3)                           18.23%        6.76%         16.86%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                  0.20%         0.20%         0.20%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              1.62%         2.62%         1.83%(5)

Portfolio Turnover Rate                   25%           137%          17%

Net Assets, End of Period
(in thousands)                            $48,229       $22,437       $7,465
------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
49

LIVESTRONG 2045 PORTFOLIO
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007          2006          2005(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $11.98        $11.56        $10.00
                                         -------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)        0.23          0.35          0.25

   Net Realized and
   Unrealized Gain (Loss)                 1.93          0.44          1.45
                                         -------------------------------------
   Total From Investment Operations       2.16          0.79          1.70
                                         -------------------------------------
Distributions
   From Net Investment Income             (0.19)        (0.34)        (0.14)

   From Net Realized Gains                (0.53)        (0.03)        -
                                         -------------------------------------
   Total Distributions                    (0.72)        (0.37)        (0.14)
                                         -------------------------------------
Net Asset Value, End of Period            $13.42        $11.98        $11.56
                                         =====================================

TOTAL RETURN(3)                           18.44%        6.96%         17.11%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                  0.00%         0.00%         0.00%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              1.82%         2.82%         2.03%(5)

Portfolio Turnover Rate                   25%           137%          17%

Net Assets, End of Period
(in thousands)                            $28,483       $13,397       $7,181
------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
50

LIVESTRONG 2045 PORTFOLIO
R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                               2007        2006        2005(1)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $11.93      $11.51      $10.00
                                              ---------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)             0.12        0.12        0.18

   Net Realized and
   Unrealized Gain (Loss)                      1.94        0.59        1.45
                                              ---------------------------------
   Total From Investment Operations            2.06        0.71        1.63
                                              ---------------------------------
Distributions
   From Net Investment Income                  (0.10)      (0.26)      (0.12)

   From Net Realized Gains                     (0.53)      (0.03)      -
                                              ---------------------------------
   Total Distributions                         (0.63)      (0.29)      (0.12)
                                              ---------------------------------
Net Asset Value, End of Period                 $13.36      $11.93      $11.51
                                              =================================
TOTAL RETURN(3)                                17.58%      6.24%       16.38%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                       0.70%       0.70%       0.70%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets                   1.12%       2.12%       1.33%(5)

Portfolio Turnover Rate                        25%         137%        17%

Net Assets, End of Period
(in thousands)                                 $753        $165        $6
-------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
51

LIVESTRONG 2045 PORTFOLIO
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                           2007          2006          2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $11.94        $11.53        $10.00
                                         --------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)         0.18          0.20          0.07

   Net Realized and
   Unrealized Gain (Loss)                  1.92          0.53          1.59
                                         --------------------------------------
   Total From Investment Operations        2.10          0.73          1.66
                                         --------------------------------------
Distributions
   From Net Investment Income              (0.13)        (0.29)        (0.13)

   From Net Realized Gains                 (0.53)        (0.03)        -
                                         --------------------------------------
   Total Distributions                     (0.66)        (0.32)        (0.13)
                                         --------------------------------------
Net Asset Value, End of Period             $13.38        $11.94        $11.53
                                         ======================================

TOTAL RETURN(3)                            17.96%        6.51%         16.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                   0.45%         0.45%         0.45%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets               1.37%         2.37%         1.58%(5)

Portfolio Turnover Rate                    25%           137%          17%

Net Assets, End of Period
(in thousands)                             $9,091        $4,177        $380
--------------------------------------------------------------------------------

(1)  AUGUST 31, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
52

FUND REFERENCE                    FUND CODE       TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
LIVESTRONG Income Portfolio
  Investor Class                    956             ARTOX        LivSIncm
--------------------------------------------------------------------------------
  Institutional Class               356             ATTIX        LivSIncm
--------------------------------------------------------------------------------
  R Class                           256             ARSRX        LivSIncm
--------------------------------------------------------------------------------
  Advisor Class                     756             ARTAX        LivSIncm
--------------------------------------------------------------------------------
LIVESTRONG 2015 Portfolio
  Investor Class                    952             ARFIX        LivS2015
--------------------------------------------------------------------------------
  Institutional Class               352             ARNIX        LivS2015
--------------------------------------------------------------------------------
  R Class                           252             ARFRX        LivS2015
--------------------------------------------------------------------------------
  Advisor Class                     752             ARFAX        LivS2015
--------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio
  Investor Class                    953             ARWIX        LivS2025
--------------------------------------------------------------------------------
  Institutional Class               353             ARWFX        LivS2025
--------------------------------------------------------------------------------
  R Class                           253             ARWRX        LivS2025
--------------------------------------------------------------------------------
  Advisor Class                     753             ARWAX        LivS2025
--------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio
  Investor Class                    954             ARYIX        LivS2035
--------------------------------------------------------------------------------
  Institutional Class               354             ARLIX        LivS2035
--------------------------------------------------------------------------------
  R Class                           254             ARYRX        LivS2035
--------------------------------------------------------------------------------
  Advisor Class                     754             ARYAX        LivS2035
--------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio
  Investor Class                    955             AROIX        LivS2045
--------------------------------------------------------------------------------
  Institutional Class               355             AOOIX        LivS2045
--------------------------------------------------------------------------------
  R Class                           255             ARORX        LivS2045
--------------------------------------------------------------------------------
  Advisor Class                     755             AROAX        LivS2045
--------------------------------------------------------------------------------

------
53

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      * EDGAR database at sec.gov
                     * By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the funds in any state, territory, or other jurisdiction where the funds' shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-21591

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

0712
SH-PRS-56440

December 1, 2007

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

One Choice Portfolio(SM): Very Conservative
One Choice Portfolio(SM): Conservative
One Choice Portfolio(SM): Moderate
One Choice Portfolio(SM): Aggressive
One Choice Portfolio(SM): Very Aggressive

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

     [GRAPHIC OF TRIANGLE]

     THIS SYMBOL IS USED THROUGHOUT THE BOOK
     TO HIGHLIGHT DEFINITIONS OF KEY INVESTMENT TERMS
     AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each of the One Choice Portfolios (the funds) seeks the highest TOTAL RETURN consistent with its asset mix.

     [GRAPHIC OF TRIANGLE]

     TOTAL RETURN INCLUDES CAPITAL APPRECIATION PLUS DIVIDEND
     AND INTEREST INCOME.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

Each of the funds is a "fund of funds," meaning that each fund seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. For additional information about these underlying funds, including their neutral weightings, see OBJECTIVES, STRATEGIES AND RISKS. Each fund's asset allocation is intended to diversify investments among stocks, bonds and cash equivalents.

The following table indicates each fund's neutral mix; that is, how each fund's investments generally will be allocated among the major asset classes over the long term.

NEUTRAL MIX
                    ONE CHOICE                                          ONE CHOICE
                    PORTFOLIO:    ONE CHOICE    ONE CHOICE  ONE CHOICE  PORTFOLIO:
                    VERY          PORTFOLIO:    PORTFOLIO:  PORTFOLIO:  VERY
ASSET CLASS         CONSERVATIVE  CONSERVATIVE  MODERATE    AGGRESSIVE  AGGRESSIVE
----------------------------------------------------------------------------------
Equity Securities   25%           45%           64%         79%         96%
(Stocks)
----------------------------------------------------------------------------------
Fixed-Income        50%           45%           30%         19%         2%
Securities
(Bonds)
----------------------------------------------------------------------------------
Cash Equivalents    25%           10%           6%          2%          2%
(Money Markets)
----------------------------------------------------------------------------------

The managers regularly review each fund and may make changes to a fund's asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving a fund's objective. The funds also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which each fund's asset class allocations generally will vary over short-term periods.

OPERATING RANGES
                    ONE CHOICE                                          ONE CHOICE
                    PORTFOLIO:    ONE CHOICE    ONE CHOICE  ONE CHOICE  PORTFOLIO:
                    VERY          PORTFOLIO:    PORTFOLIO:  PORTFOLIO:  VERY
ASSET CLASS         CONSERVATIVE  CONSERVATIVE  MODERATE    AGGRESSIVE  AGGRESSIVE
----------------------------------------------------------------------------------
Equity Securities   20-30%        39-51%        53-73%      60-90%      75-100%
(Stocks)
----------------------------------------------------------------------------------
Fixed-Income        45-55%        38-52%        21-41%      10-30%      0-10%
Securities
(Bonds)
----------------------------------------------------------------------------------
Cash Equivalents    15-35%        5-20%         0-15%       0-15%       0-15%
(Money Markets)
----------------------------------------------------------------------------------

------
2

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

The degree to which the risks described below apply to a particular fund may vary according to the fund's asset allocation. The names of the funds are intended to reflect the relative short-term price volatility risk among the funds. One Choice Portfolio: Very Conservative is expected to be the least volatile of the funds and One Choice Portfolio: Very Aggressive is expected to be the most volatile of the funds.

*  ALLOCATION RISK - Each fund's ability to achieve its investment objective depends in part on the managers' skill in determining the funds' asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

*  SMALL- AND MID-CAP STOCK RISKS - Stocks of smaller companies can be more volatile than larger-company stocks. To the extent an underlying fund invests in these companies, it may take on more risk.

*  "GROWTH" AND "VALUE" STYLE RISKS - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  FOREIGN RISK - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds'
   investments in that country to experience gains or losses.

*  PRINCIPAL LOSS - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

A more detailed description of the funds' investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
11.

     [GRAPHIC OF TRIANGLE]

     AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
     OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR
     ANY OTHER GOVERNMENT AGENCY.

------
3

FUND PERFORMANCE HISTORY

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
ONE CHOICE PORTFOLIO: CONSERVATIVE
ONE CHOICE PORTFOLIO: MODERATE
ONE CHOICE PORTFOLIO: AGGRESSIVE
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - INVESTOR CLASS(1)

(1)  AS OF SEPTEMBER 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 5.10%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                            HIGHEST            LOWEST
--------------------------------------------------------------------------------
One Choice Portfolio:  Very Conservative    3.14% (3Q 2006)    -0.69% (1Q 2005)
--------------------------------------------------------------------------------

------
4

ONE CHOICE PORTFOLIO: CONSERVATIVE - INVESTOR CLASS(1)

(1)  AS OF SEPTEMBER 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 7.14%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                          HIGHEST               LOWEST
--------------------------------------------------------------------------------
One Choice Portfolio:  Conservative       4.19% (4Q 2006)       -0.97% (1Q 2005)
--------------------------------------------------------------------------------

ONE CHOICE PORTFOLIO: MODERATE - INVESTOR CLASS(1)

(1)  AS OF SEPTEMBER 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 10.23%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                        HIGHEST                 LOWEST
--------------------------------------------------------------------------------
One Choice Portfolio:  Moderate         5.83% (4Q 2006)         -1.02% (2Q 2006)
--------------------------------------------------------------------------------

------
5

ONE CHOICE PORTFOLIO: AGGRESSIVE - INVESTOR CLASS(1)

(1)  AS OF SEPTEMBER 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 13.89%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                         HIGHEST                LOWEST
--------------------------------------------------------------------------------
One Choice Portfolio:  Aggressive        7.01% (4Q 2006)        -1.74% (2Q 2006)
--------------------------------------------------------------------------------

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - INVESTOR CLASS(1)

(1)  AS OF SEPTEMBER 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 16.06%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                           HIGHEST             LOWEST
--------------------------------------------------------------------------------
One Choice Portfolio:  Very Aggressive     8.12% (4Q 2006)     -2.07% (2Q 2006)
--------------------------------------------------------------------------------

------
6

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The Russell 3000® Index, Lehman Brothers U.S. Aggregate Index and Citigroup US
Broad Investment-Grade Bond Index are unmanaged indices that have no operating costs and are included in the table for performance comparison. The Russell
3000® Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Lehman Brothers U.S.
Aggregate Index and Citigroup US Broad Investment-Grade Bond Index represent the
U.S. investment-grade fixed-rate bond market and provide a broad measure of bond market performance. None of the indices is intended to represent the composition of the funds, which invest in a mix of equity and fixed-income securities.

INVESTOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR       LIFE OF FUND(1)
--------------------------------------------------------------------------------
One Choice Portfolio: Very Conservative
Return Before Taxes                                 7.50%        6.13%
Return After Taxes on Distributions                 6.19%        4.75%
Return After Taxes on Distributions                 4.96%        4.46%
   and Sale of Fund Shares
Russell 3000® Index                                 15.72%       14.37%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad                                  4.33%        3.51%
Investment-Grade Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
One Choice Portfolio: Conservative
Return Before Taxes                                 10.05%       8.78%
Return After Taxes on Distributions                 8.94%        7.57%
Return After Taxes on Distributions                 6.68%        6.86%
   and Sale of Fund Shares
Russell 3000® Index                                 15.72%       14.37%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad                                  4.33%        3.51%
Investment-Grade Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS OF EACH ONE CHOICE PORTFOLIO
     IS SEPTEMBER 30, 2004.

(2)  THE FUNDS' FIXED-INCOME BENCHMARK WAS CHANGED FROM THE LEHMAN BROTHERS
     U.S. AGGREGATE INDEX TO THE CITIGROUP US BROAD INVESTMENT-GRADE BOND INDEX.
     THE FUNDS' INVESTMENT ADVISOR BELIEVES THIS INDEX BETTER REPRESENTS THE
     FIXED-INCOME PORTION OF THE FUNDS' PORTFOLIO COMPOSITION.

------
7

INVESTOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR       LIFE OF FUND(1)
--------------------------------------------------------------------------------
One Choice Portfolio: Moderate
Return Before Taxes                                 12.90%       12.33%
Return After Taxes on Distributions                 11.87%       11.26%
Return After Taxes on Distributions                 8.58%        10.02%
   and Sale of Fund Shares
Russell 3000® Index                                 15.72%       14.37%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad                                  4.33%        3.51%
Investment-Grade Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
One Choice Portfolio: Aggressive
Return Before Taxes                                 14.41%       14.42%
Return After Taxes on Distributions                 13.54%       13.52%
Return After Taxes on Distribution                  9.54%        11.93%
   and Sale of Fund Shares
Russell 3000® Index                                 15.72%       14.37%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad                                  4.33%        3.51%
Investment-Grade Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
One Choice Portfolio: Very Aggressive
Return Before Taxes                                 16.40%       16.59%
Return After Taxes on Distributions                 15.69%       15.84%
Return After Taxes on Distributions                 10.84%       13.92%
   and Sale of Fund Shares
Russell 3000® Index                                 15.72%       14.37%
   (reflects no deduction
   for fees, expenses or taxes)
Citigroup US Broad                                  4.33%        3.51%
Investment-Grade Bond Index(2)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                4.33%        3.43%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS OF EACH ONE CHOICE PORTFOLIO
     IS SEPTEMBER 30, 2004.

(2)  THE FUNDS' FIXED-INCOME BENCHMARK WAS CHANGED FROM THE LEHMAN BROTHERS
     U.S. AGGREGATE INDEX TO THE CITIGROUP US BROAD INVESTMENT-GRADE BOND INDEX.
     THE FUNDS' INVESTMENT ADVISOR BELIEVES THIS INDEX BETTER REPRESENTS THE
     FIXED-INCOME PORTION OF THE FUNDS' PORTFOLIO COMPOSITION.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current information, including yields, please call us or visit
americancentury.com.

------
8

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares, other than a $10 fee to redeem by wire

Each fund, as a shareholder of the underlying American Century funds, also will indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each fund's return will be net of these expenses.

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)
  Maximum Account Maintenance Fee                                         $25(1)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------
                                                                         TOTAL
                                DISTRIBUTION                ACQUIRED     ANNUAL
                                AND SERVICE                 FUND         FUND
                    MANAGEMENT  (12B-1)        OTHER        FEES AND     OPERATING
                    FEE         FEES           EXPENSES(2)  EXPENSES(3)  EXPENSES(4)
-----------------------------------------------------------------------------------
One Choice Portfolio: Very Conservative
  Investor Class    None        None           0.00%        0.69%        0.69%
-----------------------------------------------------------------------------------
One Choice Portfolio: Conservative
  Investor Class    None        None           0.00%        0.77%        0.77%
-----------------------------------------------------------------------------------
One Choice Portfolio: Moderate
  Investor Class    None        None           0.00%        0.86%        0.86%
-----------------------------------------------------------------------------------
One Choice Portfolio: Aggressive
  Investor Class    None        None           0.00%        0.94%        0.94%
-----------------------------------------------------------------------------------
One Choice Portfolio: Very Aggressive
  Investor Class    None        None           0.00%        1.00%        1.00%
-----------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(3)  ACQUIRED FUND FEES AND EXPENSES REPRESENT A WEIGHTED AVERAGE OF THE
     TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUNDS
     INVESTED DURING THE FISCAL YEAR ENDED JULY 31, 2007. THE FUNDS INVEST IN
     THE INVESTOR CLASS SHARES OF THE UNDERLYING AMERICAN CENTURY MUTUAL FUNDS.

(4)  THE TOTAL ANNUAL FUND OPERATING EXPENSES SHOWN IN THIS TABLE DIFFER
     FROM THE EXPENSE RATIOS SHOWN IN THE FINANCIAL HIGHLIGHTS TABLES BECAUSE
     THOSE RATIOS REFLECT THE OPERATING EXPENSES OF THE FUNDS AND DO NOT INCLUDE
     ACQUIRED FUND FEES AND EXPENSES.

------
9

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the funds with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in each fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the combined total expenses shown above

.. . . your cost of investing in the funds would be:

                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
One Choice Portfolio: Very Conservative
  Investor Class                            $71       $221      $385      $859
--------------------------------------------------------------------------------
One Choice Portfolio: Conservative
  Investor Class                            $79       $246      $428      $955
--------------------------------------------------------------------------------
One Choice Portfolio: Moderate
  Investor Class                            $88       $275      $477      $1,061
--------------------------------------------------------------------------------
One Choice Portfolio: Aggressive
  Investor Class                            $96       $300      $521      $1,155
--------------------------------------------------------------------------------
One Choice Portfolio: Very Aggressive
  Investor Class                            $102      $319      $553      $1,225
--------------------------------------------------------------------------------

------
10

OBJECTIVES, STRATEGIES AND RISKS

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
ONE CHOICE PORTFOLIO: CONSERVATIVE
ONE CHOICE PORTFOLIO: MODERATE
ONE CHOICE PORTFOLIO: AGGRESSIVE
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each of the funds seeks the highest total return consistent with its asset mix.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests in a combination of underlying American Century funds. Each fund's asset allocation is intended to diversify investments among stocks, bonds and cash equivalents. Generally, more conservative portfolios emphasize investments in bonds and cash equivalents while more aggressive portfolios emphasize investments in stocks.

The following table shows which underlying funds are currently being used within the various asset classes and the neutral weightings for each individual underlying fund. This information is as of the date of this prospectus.

                   ONE                                                 ONE
                   CHOICE        ONE           ONE         ONE         CHOICE
ASSET CLASS        PORTFOLIO:    CHOICE        CHOICE      CHOICE      PORTFOLIO:
   UNDERLYING      VERY          PORTFOLIO:    PORTFOLIO:  PORTFOLIO:  VERY
   FUND(1)         CONSERVATIVE  CONSERVATIVE  MODERATE    AGGRESSIVE  AGGRESSIVE
---------------------------------------------------------------------------------
Equity Securities (Stocks)
   Emerging        0.00%         0.00%         4.00%       6.50%       7.50%
   Markets
   ------------------------------------------------------------------------------
   Equity          5.00%         9.00%         16.00%      14.50%      17.75%
   Growth
   ------------------------------------------------------------------------------
   Growth          2.50%         4.75%         8.00%       14.50%      17.75%
   ------------------------------------------------------------------------------
   International   0.00%         6.00%         10.00%      12.50%      15.50%
   Growth
   ------------------------------------------------------------------------------
   Large           8.00%         11.00%        9.50%       8.50%       10.50%
   Company
   Value
   ------------------------------------------------------------------------------
   Real Estate     2.00%         2.00%         2.00%       2.00%       2.00%
   ------------------------------------------------------------------------------
   Small           1.00%         1.50%         2.00%       2.25%       2.50%
   Company
   ------------------------------------------------------------------------------
   Value           5.00%         6.75%         5.50%       4.75%       6.00%
   ------------------------------------------------------------------------------
   Vista           1.50%         4.00%         7.00%       13.50%      16.50%
   ------------------------------------------------------------------------------
   TOTAL           25.00%        45.00%        64.00%      79.00%      96.00%
---------------------------------------------------------------------------------
Fixed-Income Securities (Bonds)
   Diversified     40.00%        37.00%        24.00%      14.00%      2.00%
   Bond
   ------------------------------------------------------------------------------
   High-Yield      0.00%         0.00%         3.00%       5.00%       0.00%
   ------------------------------------------------------------------------------
   International   10.00%        8.00%         3.00%       0.00%       0.00%
   Bond
   ------------------------------------------------------------------------------
   TOTAL           50.00%        45.00%        30.00%      19.00%      2.00%
---------------------------------------------------------------------------------
Cash Equivalents (Money Markets)
   Prime           25.00%        10.00%        6.00%       2.00%       2.00%
   Money
   Market
   ------------------------------------------------------------------------------
   TOTAL           25.00%        10.00%        6.00%       2.00%       2.00%
---------------------------------------------------------------------------------

(1)  THE FUNDS INVEST IN INVESTOR CLASS SHARES OF EACH UNDERLYING FUND.

------
11

The managers regularly review each fund and may modify the underlying funds'
neutral weightings or substitute other underlying funds to emphasize investments that they believe will provide the most favorable outlook for achieving a fund's objective.

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

WHAT ARE THE UNDERLYING FUNDS' INVESTMENT TECHNIQUES?

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S.
companies. They also include investments in the real estate sector as well as in foreign stocks from developed and emerging markets.

The American Century growth strategy is based on the belief that, over the long term, stock price movements follow growth in earnings, revenue and/or cash flow.
The portfolio managers use a variety of analytical research tools and techniques to identify stocks of companies that meet their investment criteria. This includes companies whose earnings and revenues are not only growing, but growing at an accelerating pace. It also includes companies whose growth rates, although still negative, are less negative than prior periods.

The value investment discipline seeks capital growth by investing in equity securities of companies that the funds' portfolio managers believe to be temporarily undervalued. For underlying funds that are quantitatively managed, the managers utilize quantitative, computer-driven models to construct and manage portfolios that they believe provide the optimal balance between risk and expected return.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), credit quality
(investment-grade and high-yield) and geographic exposure (domestic and international).

Although the funds generally will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or category may be emphasized when, in the managers' opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.

A brief description of each of the underlying funds follows. Additional details are available in the statement of additional information and the underlying funds' prospectuses.

Stock Funds

EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

REAL ESTATE seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry.

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12

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

Bond Funds

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

Money Market Funds

PRIME MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Each fund's performance and risks depend in part on the managers' skill in determining the funds' asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

Each fund's performance and risks also reflect the performance and risks of the underlying American Century funds in which it invests. Some of these risks relate to investments in stocks. Others relate primarily to fixed-income or foreign investments. The degree to which the risks described below apply to a particular fund varies according to its asset allocation.

     [GRAPHIC OF TRIANGLE]

     THE NAMES OF THE FUNDS ARE INTENDED TO REFLECT THE RELATIVE SHORT-TERM
     PRICE VOLATILITY RISK AMONG THE FUNDS AND ARE NOT AN INDICATION OF THE
     ADVISOR'S ASSESSMENT OF THE RISKINESS OF THE FUNDS AS COMPARED TO
     OTHER MUTUAL FUNDS, INCLUDING OTHER MUTUAL FINDS WITHIN THE AMERICAN
     CENTURY FAMILY OF FUNDS.

The value of an underlying fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Underlying funds that invest in smaller companies may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies.
Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.

------
13

Market performance tends to be cyclical. In the various cycles, certain investment styles, such as growth and value styles, may fall in and out of favor. If the market is not favoring an underlying fund's style, that fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles. For example, growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and growth stock prices tend to fluctuate more dramatically than the overall stock markets. Even well-established growth stocks can be volatile. They may suffer sharp declines as a result of earnings disappointments or other market or economic events.

Similarly, if the market does not consider the individual stocks purchased by a value fund to be undervalued, the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

The value of an underlying fund's FIXED-INCOME SECURITIES will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall.

     [GRAPHIC OF TRIANGLE]

     FIXED-INCOME SECURITIES ARE RATED BY NATIONALLY RECOGNIZED
     SECURITIES RATING ORGANIZATIONS (SROS), SUCH AS MOODY'S AND
     STANDARD & POOR'S. EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING
     SECURITIES, BUT EACH TRIES TO INDICATE A COMPANY'S ABILITY TO MAKE
     TIMELY PAYMENTS OF INTEREST AND PRINCIPAL.

The value of an underlying fund's fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the underlying funds may invest contain some speculative characteristics. Having those bonds in the funds'
portfolios means the funds' values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds.
In addition, higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds, are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

Some of the underlying funds may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

These funds are intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and cash, and who are willing to accept the risks associated with the funds' asset allocation strategies.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

------
14

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century funds). The directors also serve in that capacity for many of the underlying funds.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of the underlying American Century funds in which they invest. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. The advisor or its wholly owned subsidiary, American Century Global Investment Management, Inc. (ACGIM),
also is responsible for the selection and management of the underlying funds'
portfolio investments. Although the advisor does not receive a separate fee for managing the funds, the advisor or ACGIM does receive a management fee for managing the underlying funds. See the underlying funds' prospectuses for specific fees.

A discussion regarding the basis for the Board of Directors' approval of the funds' investment advisory contract with the advisor is available in the funds'
annual report to shareholders for the fiscal year ended July 31, 2007.

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15

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers share overall responsibility for coordinating the funds'
activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds' allocations.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in September 2004. He joined American Century in January 1988 as a portfolio manager. He has a bachelor's degree in business economics from the University of California -
Santa Barbara and an MBA in finance and economics from Northwestern University.
He is a CFA charterholder.

IRINA TORELLI

Ms. Torelli, Portfolio Manager, has been a member of the team that manages the funds since their inception in September 2004. She joined American Century in
September 1997 as a quantitative analyst and became a portfolio manager in
February 2005. She has a bachelor's degree from the University of Rome and a master's degree in operations research from Stanford University. She is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
16

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete a Full Services Option form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

     [GRAPHIC OF TRIANGLE]

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
     UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
     ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP-
     AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE
     ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN
     CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
     BUT YOU MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century's bank information: Commerce Bank N.A., Routing No.
   101000019, Account No. 2804918

*  Your American Century account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

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17

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------
americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m.,
  Monday - Friday

BY TELEPHONE
--------------------------------------------------------------------------------
INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------
OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

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18

INVESTING THROUGH A FINANCIAL INTERMEDIARY

If you do business with us through a financial intermediary or an employer-sponsored retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. For more information regarding employer-sponsored retirement plan types, please see
BUYING AND SELLING FUND SHARES in the statement of additional information.

Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

     [GRAPHIC OF TRIANGLE]

     FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
     COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

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19

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the financial intermediary and are not shared with American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on the funds' behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the funds' behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

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20

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum.

Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See INVESTING THROUGH A FINANCIAL
INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program accounts                       No minimum
and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                          $2,000(1)(2)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                 No minimum
--------------------------------------------------------------------------------

(1)  AMERICAN CENTURY WILL WAIVE THE MINIMUM IF YOU MAKE AN INITIAL
     INVESTMENT OF AT LEAST $500 AND CONTINUE TO MAKE AUTOMATIC INVESTMENTS OF
     AT LEAST $100 A MONTH UNTIL REACHING THE MINIMUM.

(2)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

     [GRAPHIC OF TRIANGLE]

     A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

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21

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, or if you cancel your automatic monthly investment plan prior to reaching the fund minimum, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum or reinstate your automatic monthly investment plan. Please note that you may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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22

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. Additionally, because the funds invest in other American Century mutual funds, short-term trading and other abusive trading activity in the funds may disrupt the underlying funds' portfolio management strategies and harm their performance. If the cumulative amount of short-term trading activity is significant relative to an underlying fund's net assets, the underlying fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, each fund, as a shareholder of the underlying funds, would indirectly bear its pro rata share of the additional expenses incurred by the underlying funds. Accordingly, the funds' performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available for securities held by the underlying funds. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

------
23

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. American Century monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries' timely performance of such duties.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
24

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

Each fund's NAV is calculated based upon the NAVs of the underlying funds in which the fund invests. The prospectuses for the underlying funds explain the methods used to value underlying fund shares, including the circumstances under which those funds may use fair value pricing and the effects of doing so.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

     [GRAPHIC OF TRIANGLE]

     GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS,
     SUCH AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Distributions of substantially all of their income are paid quarterly for One
Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One
Choice Portfolio: Moderate and annually for One Choice Portfolio: Aggressive and
One Choice Portfolio: Very Aggressive. Distributions from realized capital gains, if any, for all the funds are generally paid once a year in December. The funds may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions. The funds' distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates, depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, to your home address or to another person or address by check.

------
25

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or an employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

     [GRAPHIC OF TRIANGLE]

     QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
     THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
     THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If a fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
26

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
27

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP.
The funds' Report of Independent Registered Public Accounting Firm and the
financial statements are included in the funds' annual report, which is available upon request.

------
28

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007          2006          2005(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $10.23        $10.27        $10.00
                                         -------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)        0.40          0.37          0.25

   Net Realized and
   Unrealized Gain (Loss)                 0.33          (0.04)        0.29
                                         -------------------------------------
   Total From Investment Operations       0.73          0.33          0.54
                                         -------------------------------------
Distributions
   From Net Investment Income             (0.39)        (0.36)        (0.27)

   From Net Realized Gains                (0.02)        (0.01)        -
                                         -------------------------------------
   Total Distributions                    (0.41)        (0.37)        (0.27)
                                         -------------------------------------
Net Asset Value, End of Period            $10.55        $10.23        $10.27
                                         =====================================
TOTAL RETURN(3)                           7.23%         3.27%         5.43%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                  0.00%         0.00%         0.00%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              3.83%         3.67%         3.00%(5)

Portfolio Turnover Rate                   17%           34%           38%

Net Assets, End of Period
(in thousands)                            $40,983       $19,852       $10,132
------------------------------------------------------------------------------

(1)  SEPTEMBER 30, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
29

ONE CHOICE PORTFOLIO: CONSERVATIVE
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007          2006          2005(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $10.66        $10.54        $10.00
                                         -------------------------------------
Income From Investment Operations
     Net Investment Income (Loss)(2)      0.35          0.34          0.22

     Net Realized and
     Unrealized Gain (Loss)               0.75          0.12          0.58
                                         -------------------------------------
     Total From Investment Operations     1.10          0.46          0.80
                                         -------------------------------------
Distributions
     From Net Investment Income           (0.35)        (0.33)        (0.26)

     From Net Realized Gains              (0.03)         (0.01)       -
                                         -------------------------------------
     Total Distributions                  (0.38)        (0.34)        (0.26)
                                         -------------------------------------
Net Asset Value, End of Period            $11.38        $10.66        $10.54
                                         =====================================
TOTAL RETURN(3)                           10.41%        4.45%         8.08%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                  0.00%         0.00%         0.00%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              3.14%         3.23%         2.63%(5)

Portfolio Turnover Rate                   7%            8%            12%

Net Assets, End of Period
(in thousands)                            $227,830      $110,384      $43,183
------------------------------------------------------------------------------

(1)  SEPTEMBER 30, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
30

ONE CHOICE PORTFOLIO: MODERATE
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007           2006           2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $11.34         $10.97         $10.00
                                         ---------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)        0.35           0.34           0.17

   Net Realized and
   Unrealized Gain (Loss)                 1.29           0.38           0.99
                                         ---------------------------------------
   Total From Investment Operations       1.64           0.72           1.16
                                         ---------------------------------------
Distributions
   From Net Investment Income             (0.35)         (0.34)         (0.19)

   From Net Realized Gains                (0.05)          (0.01)        -
                                         ---------------------------------------
   Total Distributions                    (0.40)         (0.35)         (0.19)
                                         ---------------------------------------
Net Asset Value, End of Period            $12.58         $11.34         $10.97
                                         =======================================
TOTAL RETURN(3)                           14.56%         6.68%          11.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                  0.00%          0.00%          0.00%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              2.85%          3.02%          1.98%(5)

Portfolio Turnover Rate                   7%             7%             3%

Net Assets, End of Period
(in thousands)                            $586,377       $253,610       $97,313
--------------------------------------------------------------------------------

(1)  SEPTEMBER 30, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
31

ONE CHOICE PORTFOLIO: AGGRESSIVE
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007           2006           2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $11.83         $11.26         $10.00
                                         ---------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)        0.32           0.31           0.14

   Net Realized and
   Unrealized Gain (Loss)                 1.87           0.56           1.22
                                         ---------------------------------------
   Total From Investment Operations       2.19           0.87           1.36
                                         ---------------------------------------
Distributions
   From Net Investment Income             (0.28)         (0.29)         (0.10)

   From Net Realized Gains                (0.05)          (0.01)        -
                                         ---------------------------------------
   Total Distributions                    (0.33)         (0.30)         (0.10)
                                         ---------------------------------------
Net Asset Value, End of Period            $13.69         $11.83         $11.26
                                         =======================================
TOTAL RETURN(3)                           18.78%         7.84%          13.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                  0.00%          0.00%          0.00%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              2.46%          2.68%          1.52%(5)

Portfolio Turnover Rate                   7%             6%             3%

Net Assets, End of Period
(in thousands)                            $397,022       $191,350       $64,623
--------------------------------------------------------------------------------

(1)  SEPTEMBER 30, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
32

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)
                                          2007           2006          2005(1)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $12.23         $11.48        $10.00
                                         --------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(2)        0.25           0.25          0.08

   Net Realized and
   Unrealized Gain (Loss)                 2.40           0.78          1.49
                                         --------------------------------------
   Total From Investment Operations       2.65           1.03          1.57
                                         --------------------------------------
Distributions
   From Net Investment Income             (0.24)         (0.27)        (0.09)

   From Net Realized Gains                (0.06)          (0.01)       -
                                         --------------------------------------
   Total Distributions                    (0.30)         (0.28)        (0.09)
                                         --------------------------------------
Net Asset Value, End of Period            $14.58         $12.23        $11.48
                                         ======================================
TOTAL RETURN(3)                           21.87%         9.00%         15.81%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                  0.00%          0.00%         0.00%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets              1.85%          2.08%         0.84%(5)

Portfolio Turnover Rate                   8%             9%            8%

Net Assets, End of Period
(in thousands)                            $168,844       $77,262       $25,649
-------------------------------------------------------------------------------

(1)  SEPTEMBER 30, 2004 (FUND INCEPTION) THROUGH JULY 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED.

(4)  RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE ANY
     EXPENSES OF THE UNDERLYING FUNDS.

(5)  ANNUALIZED.

------
33

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room
                      Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       * EDGAR database at sec.gov
                      * By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section
                      Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the funds in any state, territory, or other jurisdiction where the funds' shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

                                           FUND      TICKER          NEWSPAPER
FUND REFERENCE                             CODE      SYMBOL          LISTING
--------------------------------------------------------------------------------
One Choice Portfolio: Very Conservative
  Investor Class                           154        AONIX          N/A
--------------------------------------------------------------------------------
One Choice Portfolio: Conservative
  Investor Class                           153        AOCIX          OneChCon
--------------------------------------------------------------------------------
One Choice Portfolio: Moderate
  Investor Class                           152        AOMIX          OneChMod
--------------------------------------------------------------------------------
One Choice Portfolio: Aggressive
  Investor Class                           151        AOGIX          OneChAgg
--------------------------------------------------------------------------------
One Choice Portfolio: Very Aggressive
  Investor Class                           150        AOVIX          OneChVAg
--------------------------------------------------------------------------------

Investment Company Act File No. 811-21591

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

0712
SH-PRS-56441

December 1, 2007

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

American Century Asset Allocation Portfolios, Inc.
LIVESTRONG(TM) Income Portfolio
LIVESTRONG(TM) 2015 Portfolio
LIVESTRONG(TM) 2025 Portfolio
LIVESTRONG(TM) 2035 Portfolio
LIVESTRONG(TM) 2045 Portfolio
One Choice Portfolio(SM): Very Conservative
One Choice Portfolio(SM): Conservative
One Choice Portfolio(SM): Moderate
One Choice Portfolio(SM): Aggressive
One Choice Portfolio(SM): Very Aggressive

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED DECEMBER 1, 2007, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT ONE
OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

THE FUNDS' HISTORY . . . . . . . . . . . . . . . . . . . . . . .  2
FUND INVESTMENT GUIDELINES . . . . . . . . . . . . . . . . . . .  3
    Livestrong Income Portfolio
    Livestrong 2015 Portfolio
    Livestrong 2025 Portfolio
    Livestrong 2035 Portfolio
    Livestrong 2045 Portfolio. . . . . . . . . . . . . . . . . .  3
    One Choice Portfolio: Very Conservative
    One Choice Portfolio: Conservative
    One Choice Portfolio: Moderate
    One Choice Portfolio: Aggressive

------
1

THE FUNDS' HISTORY

American Century Asset Allocation Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on
June 4, 2004. Throughout this statement of additional information, we refer to
American Century Asset Allocation Portfolios, Inc. as the corporation.

Each of the funds described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.
Prior to May 15, 2006, the LIVESTRONG Portfolios were known as the My Retirement
Portfolios.

FUND/CLASS                                    TICKER SYMBOL       INCEPTION DATE
--------------------------------------------------------------------------------
LIVESTRONG Income Portfolio
  Investor Class                                ARTOX               08/31/2004
--------------------------------------------------------------------------------
  Institutional Class                           ATTIX               08/31/2004
--------------------------------------------------------------------------------
  R Class                                       ARSRX               08/31/2004
--------------------------------------------------------------------------------
  Advisor Class                                 ARTAX               08/31/2004
--------------------------------------------------------------------------------
LIVESTRONG 2015 Portfolio
  Investor Class                                ARFIX               08/31/2004
--------------------------------------------------------------------------------
  Institutional Class                           ARNIX               08/31/2004
--------------------------------------------------------------------------------
  R Class                                       ARFRX               08/31/2004
--------------------------------------------------------------------------------
  Advisor Class                                 ARFAX               08/31/2004
--------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio
  Investor Class                                ARWIX               08/31/2004
--------------------------------------------------------------------------------
  Institutional Class                           ARWFX               08/31/2004
--------------------------------------------------------------------------------
  R Class                                       ARWRX               08/31/2004
--------------------------------------------------------------------------------
  Advisor Class                                 ARWAX               08/31/2004
--------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio
  Investor Class                                ARYIX               08/31/2004
--------------------------------------------------------------------------------
  Institutional Class                           ARLIX               08/31/2004
--------------------------------------------------------------------------------
  R Class                                       ARYRX               08/31/2004
--------------------------------------------------------------------------------
  Advisor Class                                 ARYAX               08/31/2004
--------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio
  Investor Class                                AROIX               08/31/2004
--------------------------------------------------------------------------------
  Institutional Class                           AOOIX               08/31/2004
--------------------------------------------------------------------------------
  R Class                                       ARORX               08/31/2004
--------------------------------------------------------------------------------
  Advisor Class                                 AROAX               08/31/2004
--------------------------------------------------------------------------------
One Choice Portfolio: Very Conservative
  Investor Class                                AONIX               09/30/2004
--------------------------------------------------------------------------------
One Choice Portfolio: Conservative
  Investor Class                                AOCIX               09/30/2004
--------------------------------------------------------------------------------
One Choice Portfolio: Moderate
  Investor Class                                AOMIX               09/30/2004
--------------------------------------------------------------------------------
One Choice Portfolio: Aggressive
  Investor Class                                AOGIX               09/30/2004
--------------------------------------------------------------------------------
One Choice Portfolio: Very Aggressive
  Investor Class                                AOVIX               09/30/2004
--------------------------------------------------------------------------------

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2

FUND INVESTMENT GUIDELINES

The funds' advisor, American Century Investment Management, Inc., intends to operate the funds as "funds of funds," meaning that substantially all of the funds' assets will be invested in other American Century mutual funds (the underlying funds), as described in the funds' prospectuses. More details about each of the underlying funds are available in its prospectus and statement of additional information. This section explains the extent to which the underlying funds' advisors can use various investment vehicles and strategies in managing the underlying funds' assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND
RISKS, which begins on page 8. In the case of the funds' principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectus.

Because the funds directly invest in only a relatively small number of underlying funds, they are not diversified as defined in the Investment Company
Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities of other investment companies). However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

LIVESTRONG INCOME PORTFOLIO
LIVESTRONG 2015 PORTFOLIO
LIVESTRONG 2025 PORTFOLIO
LIVESTRONG 2035 PORTFOLIO
LIVESTRONG 2045 PORTFOLIO

As described in the funds' prospectus, each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities
(stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets), based on the fund's target allocation. Through the underlying funds, each fund's assets are further diversified among various investment categories and disciplines within the major asset classes.

The equity portion of a fund's portfolio may be indirectly invested in any type of domestic or foreign equity or equity-equivalent security, primarily common stocks, that meets certain fundamental and technical standards of selection.
Equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer.
Examples of equity securities and equity equivalents include preferred stock and convertible securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.
Depositary receipts, which are described on page 12 under the heading FOREIGN
SECURITIES, are an example of the type of derivative security in which the underlying funds might invest. Derivative securities are discussed in greater detail on page 9 under the heading DERIVATIVE SECURITIES.

------
3

The underlying funds' portfolio managers use several investment disciplines in managing the equity portion of each fund's portfolio, including growth, value and quantitative management disciplines. The growth discipline generally seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the advisor's investment criteria. This includes companies whose earnings and revenues are not only growing, but growing at an accelerating pace. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The value investment discipline seeks capital growth by investing in equity securities of companies that the managers believe to be temporarily undervalued.

The advisor believes both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as the price of growth stocks in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management's belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.

As noted, the value investment discipline tends to be less volatile than the growth investment discipline. As a result, portfolios with earlier target years will generally have a higher proportion of their equity investments in value stocks than portfolios with more distant target years.

In addition, the equity portion of each fund's portfolio will be further diversified among underlying funds that invest in small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest directly in multiple funds.

Quantitative management disciplines also may be represented in a portion of each fund's portfolio. These disciplines combine elements of both growth and value investing and are intended to reduce overall volatility relative to the market.
American Century's quantitative management disciplines utilize a two-step process that draws heavily on computer technology. In the first step, the portfolio managers rank stocks from most attractive to least attractive using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The fixed-income portion of a fund's portfolio indirectly may include U.S.
Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and nonconvertible debt obligations issued by U.S. or foreign corporations. Some of the underlying funds also may invest in mortgage-related and other asset-backed securities, which are described in greater detail on page
17 under the heading MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. As with the equity portion of a fund's portfolio, the fixed-income portion of a fund's portfolio will be diversified among the various fixed-income investment categories described above.

The value of fixed-income securities fluctuates based on changes in interest rates and in the credit quality of the issuers. Debt securities that comprise part of a fund's fixed-income portfolio may include investment-grade and high-yield securities. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example,

------
4

at least Baa by Moody's Investors Service, Inc. (Moody's) or BBB by Standard &
Poor's Corporation (S&P)], or, if not rated, are of equivalent investment quality as determined by the managers. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions and changing circumstances.

High-yield securities, sometimes referred to as junk bonds, are higher risk, nonconvertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be indirectly invested.
Debt securities rated below investment grade are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by an underlying fund are analyzed by the managers to determine, to the extent reasonably possible, that the planned investment is consistent with the investment objective of the fund.

The cash-equivalent portion of a fund's portfolio may be indirectly invested in high-quality money market instruments (denominated in U.S. dollars), including
U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

The funds are "strategic" rather than "tactical" allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers periodically adjust target allocations and rebalance those allocations as described in the prospectus. Reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund's performance, the managers will generally attempt to reallocate assets gradually.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
ONE CHOICE PORTFOLIO: CONSERVATIVE
ONE CHOICE PORTFOLIO: MODERATE
ONE CHOICE PORTFOLIO: AGGRESSIVE
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

In general, within the restrictions outlined here and in the funds' prospectus, the portfolio managers have broad powers to decide how to invest fund assets.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described in the funds' prospectus and below.

As described in the funds' prospectus, each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities
(stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets), based on the fund's neutral mix and subject to the applicable operating ranges. Through the underlying funds, each fund's assets are further diversified among various investment categories and disciplines within the major asset classes.

The equity portion of a fund's portfolio may be indirectly invested in any type of domestic or foreign equity or equity-equivalent security, primarily common stocks, that meets certain fundamental and technical standards of selection.
Equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer.
Examples of equity securities and equity equivalents include

------
5

preferred stock and convertible securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page 12 under the heading FOREIGN SECURITIES, are an example of the type of derivative security in which the underlying funds might invest. Derivative securities are discussed in greater detail on page 9 under the heading DERIVATIVE SECURITIES.

The underlying funds' portfolio managers use several investment disciplines in managing the equity portion of each fund's portfolio, including growth, value and quantitative management disciplines. The growth discipline seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the advisor's investment criteria. This includes companies whose earnings and revenues are not only growing, but growing at an accelerating pace. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The value investment discipline seeks capital growth by investing in equity securities of companies that the managers believe to be temporarily undervalued.

The advisor believes both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as the price of growth stocks in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management's belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.

As noted, the value investment discipline tends to be less volatile than the growth investment discipline. As a result, the more conservative funds will generally have a higher proportion of their equity investments in value stocks than the more aggressive funds. Likewise, the more aggressive funds will generally have a greater proportion of growth stocks than the more conservative funds.

In addition, the equity portion of each fund's portfolio will be further diversified among underlying funds that invest in small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest in multiple funds.

Quantitative management disciplines also may be represented in a portion of each fund's portfolio. These disciplines combine elements of both growth and value investing and are intended to reduce overall volatility relative to the market.
American Century's quantitative management disciplines utilize a two-step process that draws heavily on computer technology. In the first step, the portfolio managers rank stocks from most attractive to least attractive using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

Although the funds generally will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or investment category may be emphasized when, in the managers' opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.

The fixed-income portion of a fund's portfolio indirectly may include U.S.
Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and nonconvertible

------
6

debt obligations issued by U.S. or foreign corporations. Some of the underlying funds also may invest in mortgage-related and other asset-backed securities, which are described in greater detail on page 17 under the heading
MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. As with the equity portion of a fund's portfolio, the fixed-income portion of a fund's portfolio will be diversified among the various fixed-income investment categories described above.

The value of fixed-income securities fluctuates based on changes in interest rates and in the credit quality of the issuers. Debt securities that comprise part of a fund's fixed-income portfolio will be limited primarily to investment-grade obligations. However, One Choice Portfolio: Moderate may invest up to 5% of its assets, and One Choice Portfolio: Aggressive and One Choice
Portfolio: Very Aggressive may invest up to 10% of their assets in the
High-Yield Fund or other underlying funds that invest primarily in below investment-grade (high-yield) securities. One Choice Portfolio: Very
Conservative and One Choice Portfolio: Conservative may not invest in such funds. Investment-grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody's Investors Service,
Inc. (Moody's) or BBB by Standard & Poor's Corporation (S&P)], or, if not rated, are of equivalent investment quality as determined by the managers. According to
Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions and changing circumstances.

High-yield securities, sometimes referred to as junk bonds, are higher risk, nonconvertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be invested. Debt securities rated below investment grade are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the underlying fund are analyzed by the managers to determine, to the extent reasonably possible, that the planned investment is consistent with the investment objective of the fund.

The cash-equivalent portion of a fund's portfolio may be invested in high-quality money market instruments (denominated in U.S. dollars), including
U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

The following table shows the operating ranges for the One Choice Portfolios'
investments in underlying funds that invest primarily in foreign securities.

                                                 FOREIGN              FOREIGN
FUND                                             EQUITY FUNDS         DEBT FUNDS
--------------------------------------------------------------------------------
One Choice Portfolio: Very Conservative          0%                   5-20%
--------------------------------------------------------------------------------
One Choice Portfolio: Conservative               3-15%                2-15%
--------------------------------------------------------------------------------
One Choice Portfolio: Moderate                   5-25%                0-10%
--------------------------------------------------------------------------------
One Choice Portfolio: Aggressive                 10-30%               0-10%
--------------------------------------------------------------------------------
One Choice Portfolio: Very Aggressive            10-30%               0-5%
--------------------------------------------------------------------------------

One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice
Portfolio: Very Aggressive may invest a minority portion of their foreign fund holdings in the Emerging Markets Fund or other underlying funds that invest primarily in equity securities of issuers in emerging market countries. One
Choice Portfolio: Very Conservative and One Choice Portfolio: Conservative may
not invest in such funds.

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7

The funds are "strategic" rather than "tactical" allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers use a longer-term approach in pursuing the funds' investment objectives and thus select a blend of underlying funds in the various asset classes.

The managers regularly review each fund's investments and allocations and may make changes in the underlying fund holdings within each asset class or to a fund's asset mix (within the defined operating ranges) to emphasize investments that they believe will provide the most favorable outlook for achieving a fund's objective. Recommended reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund's performance, the managers will generally attempt to reallocate assets gradually.

The funds attempt to diversify across asset classes and investment categories to a greater extent than funds that invest primarily in equity securities or primarily in fixed-income securities. However, the funds are designed to fit five general risk profiles and may not provide an appropriately balanced investment plan for all investors.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

The underlying funds' portfolio managers also may use the investment vehicles and techniques described in this section in managing the underlying funds'
assets. This section also details the risks associated with each, because each investment vehicle and technique contributes to the LIVESTRONG Portfolios' and the One Choice Portfolios' overall risk profiles. In the INVESTMENT STRATEGIES
AND RISKS section, references to funds mean the underlying funds, unless otherwise noted.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

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8

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Derivative Securities

To the extent permitted by their investment objectives and policies, the funds may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index.
Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates. They also are used for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The funds' Board of Directors has reviewed the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

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9

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)  Settlement Hedges or Transaction Hedges - When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as "anticipatory hedging."

(2)  Position Hedges - When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

------
10

     The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

     At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract.
     Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  Shifting Currency Exposure - A fund may also enter into forward contracts to shift its investment exposure from one currency into another.
     This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the
     Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency's appreciation. Similarly, if the portfolio managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the portfolio managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

Foreign Securities

Some of the funds may invest in the securities (including debt securities) of foreign issuers, including foreign governments, when these securities meet their standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

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The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to their investment objective and policies, the funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic debt securities purchased by each fund are also applicable to its foreign securities investments.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

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OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the
Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

Futures and Options

A fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to

*  protect against a decline in market value of the fund's securities (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions, consistent with the funds' investment objectives, that are based on securities indices. Examples of indices that may be used include the Bond
Buyer Index of Municipal Bonds for the fixed-income portion of the funds or the
S&P 500 Index for the equity portion of the funds. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

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Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

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Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Some of the funds may write (or sell) call options that obligate them to sell
(or deliver) the option's underlying instrument upon exercise of the option.
While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Some funds may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Inverse Floaters

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market (1) by a broker-dealer who purchases fixed-rate bonds and places them in a trust; or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

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Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than the market value of fixed-rate bonds.

Investing in Emerging Market Countries

Some of the funds may invest in securities of issuers in emerging market
(developing) countries. The funds consider "emerging market countries" to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries not included in this category for the funds are Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland,
France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, The
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. In addition, as used in this statement of additional information, "securities of issuers in emerging market countries" means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

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Investment In Issuers with Limited Operating Histories

Some funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to registered investment companies, or other entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams.
For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Loan Interests

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

Mortgage-Related and Other Asset-Backed Securities

The funds may purchase mortgage-related and other asset-backed securities.
Mortgage pass-through securities are securities representing interests in
"pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing or foreclosure, net of fees and costs that may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. As with other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

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Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the
Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations.

Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

The funds also may invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The funds may buy CMOs that:

*  are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;

*  are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by
   U.S. government securities; and

*  are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

Obligations with Term Puts Attached

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
The managers expect the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the portfolio managers under the direction of the Board of Directors.

Other Investment Companies

Each of the LIVESTRONG Portfolios and the One Choice Portfolios may invest up to
100% of its total assets in other American Century mutual funds in reliance on
Section 12(d)(1)(G) of the Investment Company Act of 1940.

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Each of the underlying funds may invest in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, each underlying fund's investment in such securities, subject to certain exceptions, currently is limited to

(a)  3% of the total voting stock of any one investment company,
(b)  5% of the fund's total assets with respect to any one investment company; and
(c)  10% of the fund's total assets in the aggregate.

A fund's investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each underlying fund may invest in exchange traded funds (ETFs), such as
Standard & Poor's Depositary Receipts (SPDRs) and the Lehman Aggregate Bond ETF,
with the same percentage limitations as investments in registered investment companies. ETFs are a type of fund bought and sold on a securities exchange. An
ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally,
ETFs have management fees, which increase their cost.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objective, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund. A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the
Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

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The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will maintain a collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price.

There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Short-Term Securities

The funds may invest a portion of their assets in money market and other short-term securities.

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20

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

*  Money market funds

Swap Agreements

A fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

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21

Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the
U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

Interest Rate Resets on Floating-Rate U.S. Government Agency Securities

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

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22

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities.
When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of income accrued for each year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

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23

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT            POLICY
--------------------------------------------------------------------------------
Senior             A fund may not issue senior securities, except as
Securities         permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except that a fund
                   may borrow for temporary or emergency purposes
                   (not for leveraging or investment) in an amount not
                   exceeding 33-1/3% of the fund's total assets (including
                   the amount borrowed) less liabilities (other than
                   borrowings).
--------------------------------------------------------------------------------
Lending            A fund may not lend any security or make any other
                   loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through
                   the purchase of debt securities in accordance with its
                   investment objective, policies and limitations or (ii) by
                   engaging in repurchase agreements with respect to
                   portfolio securities.
--------------------------------------------------------------------------------
Real Estate        A fund may not purchase or sell real estate unless
                   acquired as a result of ownership of securities or
                   other instruments. This policy shall not prevent a
                   fund from investing in securities or other instruments
                   backed by real estate or securities of companies that
                   deal in real estate or are engaged in the real estate
                   business.
--------------------------------------------------------------------------------
Concentration      A fund may not concentrate its investments in
                   securities of issuers in a particular industry (other
                   than securities issued or guaranteed by the U.S.
                   government or any of its agencies or instrumentalities,
                   except that the funds will invest substantially all
                   of their assets in investment companies that are
                   members of the American Century family of funds).
--------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities
                   issued by others, except to the extent that the fund
                   may be considered an underwriter within the meaning
                   of the Securities Act of 1933 in the disposition of
                   restricted securities.
--------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical commodities
                   unless acquired as a result of ownership of securities
                   or other instruments, provided that this limitation
                   shall not prohibit the fund from purchasing or selling
                   options and futures contracts or from investing in
                   securities or other instruments backed by physical
                   commodities.
--------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising
                   control over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available for other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in

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24

repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. For purposes of the funds' investment policy relating to borrowing, short positions held by the funds are not considered borrowings.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

(a)  there is no limitation with respect to investments in the mutual fund industry,

(b)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(c)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(d)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(e)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT             POLICY
--------------------------------------------------------------------------------
Leveraging          A fund may not purchase additional investment
                    securities at any time during which outstanding
                    borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity           A fund may not purchase any security or enter into a
                    repurchase agreement if, as a result, more than 15%
                    of its net assets would be invested in illiquid securities.
                    Illiquid securities include repurchase agreements not
                    entitling the holder to payment of principal and interest
                    within seven days, and securities that are illiquid by
                    virtue of legal or contractual restrictions on resale or
                    the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         A fund may not sell securities short, unless it owns or
                    has the right to obtain securities equivalent in kind and
                    amount to the securities sold short, and provided that
                    transactions in futures contracts and options are not
                    deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin              A fund may not purchase securities on margin, except
                    to obtain such short-term credits as are necessary
                    for the clearance of transactions, and provided that
                    margin payments in connection with futures contracts
                    and options on futures contracts shall not constitute
                    purchasing securities on margin.
--------------------------------------------------------------------------------
Futures &           A fund may enter into futures contracts, and write and
Options             buy put and call options relating to futures contracts.
                    A fund may not, however, enter into leveraged futures
                    transactions if it would be possible for the fund to lose
                    more than the notional value of the investment.
--------------------------------------------------------------------------------
Issuers with        A fund may invest up to 5% of its assets in the equity
Limited             securities of issuers with limited operating histories.
Operating           An issuer is considered to have a limited operating
Histories           history if that issuer has a record of less than three
                    years of continuous operation. Periods of capital
                    formation, incubation, consolidations, and research
                    and development may be considered in determining
                    whether a particular issuer has a record of three
                    years of continuous operation. For purposes of this
                    limitation, "issuers" refers to operating companies that
                    issue securities for the purpose of issuing debt or
                    raising capital as a means of financing their ongoing
                    operations.
--------------------------------------------------------------------------------

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25

For purposes of the funds' investment policy relating to leveraging, short positions held by the funds are not considered borrowings.

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund will be listed in the Financial
Highlights tables in the prospectus.

The funds will, under most circumstances, be essentially fully invested in other
American Century mutual funds within the allocation framework set forth in the prospectuses. The portfolio managers may sell shares of the underlying funds without regard to the length of time they have been held. A high level of turnover is not anticipated beyond that necessary to accommodate purchases and sales of each fund's shares and to implement periodic asset rebalancings and reallocations. Details about the underlying funds' portfolio turnover rates appear in those funds' prospectuses and statements of additional information.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century
Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for seven registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century family of funds advised by ACIM or American Century Global Investment Management, Inc. (ACGIM),
a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Interested Directors
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director and
Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to February
2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM, ACGIM,
ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

26

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 105

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Independent Directors
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUNDS: Director (since 1980)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, ASSOCIATED
INVESTMENTS, LLC (real estate investment company); Managing Member, BROWN
CASCADE PROPERTIES, LLC (real estate investment company); Retired, Area Vice
President, APPLIED INDUSTRIAL TECHNOLOGIES

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1997)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the President,
MIDWEST RESEARCH INSTITUTE

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1942

POSITION(S) HELD WITH FUNDS: Director (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, PLAZA BELMONT LLC; Chief
Financial Officer, PLAZA BELMONT LLC (September 1999 to September 2006)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SAIA, INC. and ENTERTAINMENT
PROPERTIES TRUST
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, WESTERN INVESTMENTS, INC.; Retired Chairman of the Board, BUTLER
MANUFACTURING COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUNDS: Director (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, SAYERS40, INC. (technology products and services provider)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1994)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, SPRINT CORPORATION

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST SYSTEMS, INC.; Director,
EURONET WORLDWIDE, INC.; Director, CHARMING SHOPPES, INC.
--------------------------------------------------------------------------------

27

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Director (since 2001)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB ACQUISITION
GROUP LLC (September 2006 to present); President and Chief Executive Officer,
AMERICAN ITALIAN PASTA COMPANY (2001 to December 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Officers
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice President,
ACS
--------------------------------------------------------------------------------
CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); and Controller, various American Century funds (1997 to September
2006)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer (since 1998)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS
--------------------------------------------------------------------------------

On December 23, 1999, American Century Services, LLC (ACS) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back-office software and support services for transfer agency services provided by ACS (the
Agreement). ACS pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through December
31, 2006, DST received $22,142,003 in fees from ACS. DST's revenue for the calendar year ended December 31, 2006, was approximately $2.24 billion.

Ms. Strandjord is a director of DST and a holder of 35,383 shares and possesses options to acquire an additional 55,875 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent, servicing more than 75 million

------
28

mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of DST was not considered by ACS; she was not involved in any way with the negotiations between ACS and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The Board of
Directors of the funds has concluded that the existence of this Agreement does not impair Ms. Strandjord's ability to serve as an independent director under the Investment Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company
Act, are responsible for approving new and existing management contracts with the funds' advisor.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board, if any,
function like fund directors in many respects, but do not possess voting power.
Advisory Board members attend all meetings of the Board of Directors and the independent directors and receive any materials distributed in connection with such meetings. Advisory Board members may be considered as candidates to fill vacancies on the Board of Directors.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

--------------------------------------------------------------------------------
COMMITTEE: Executive

MEMBERS: Donald H. Pratt, Jonathan Thomas, M. Jeannine Strandjord

FUNCTION: The Executive Committee performs the functions of the Board of
Directors between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 3
--------------------------------------------------------------------------------

COMMITTEE: Compliance and Shareholder Communications

MEMBERS: M. Jeannine Strandjord, Andrea C. Hall, Ph.D., James A. Olson

FUNCTION: The Compliance and Shareholder Communications Committee reviews the results of the funds' compliance testing program, reviews quarterly reports from the communications advisor to the board regarding various compliance matters and monitors the implementation of the funds' Code of Ethics, including any violations.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

------
29

COMMITTEE: Audit

MEMBERS: Thomas A. Brown, Donald H. Pratt, Gale E. Sayers, Timothy Webster

FUNCTION: The Audit Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent directors, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Governance

MEMBERS: Donald H. Pratt, Andrea C. Hall, Ph.D., Gale E. Sayers

FUNCTION: The Governance Committee primarily considers and recommends individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the board, management (in the case of interested directors only) and shareholders. See NOMINATIONS OF DIRECTORS below. This committee also reviews and makes recommendations to the board with respect to the composition of board committees and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2
--------------------------------------------------------------------------------
COMMITTEE: Fund Performance Review

MEMBERS: Timothy S. Webster, Thomas A. Brown, Andrea C. Hall, Ph.D., James A.
Olson, Donald H. Pratt, Gale E. Sayers, M. Jeannine Strandjord

FUNCTION: The Fund Performance Review Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers and other investment personnel concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

Nominations of Directors

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds' Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the
Corporate Secretary, American Century Funds, P.O. Box 410141, Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

*  Shareholder's name, the fund name and number of fund shares owned and length of period held;

*  Name, age and address of the candidate;

*  A detailed resume describing, among other things, the candidate's educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

*  Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

*  Number of fund shares owned by the candidate and length of time held;

*  A supporting statement which (i) describes the candidate's reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy; and

*  A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate Secretary will promptly forward such materials to the Governance
Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

------
30

Compensation of Directors

The directors serve as directors for seven American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among these investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the investment companies served by the board to each director who is not an interested person as defined in the Investment Company
Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED JULY 31, 2007
                                                     TOTAL COMPENSATION
                            TOTAL COMPENSATION       FROM THE AMERICAN CENTURY
NAME OF DIRECTOR            FROM THE FUNDS(1)        FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown             $3,279                   $119,333
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.       $3,273                   $120,000
--------------------------------------------------------------------------------
D.D. (Del) Hock(3)          $3,219                   $118,333
--------------------------------------------------------------------------------
James A. Olson(4)           $1,412                   $54,542
--------------------------------------------------------------------------------
Donald H. Pratt             $4,425                   $161,333
--------------------------------------------------------------------------------
Gale E. Sayers              $2,941                   $108,583
--------------------------------------------------------------------------------
M. Jeannine Strandjord      $3,307                   $121,333
--------------------------------------------------------------------------------
Timothy S. Webster          $3,310                   $120,916
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS FOR THE FISCAL YEAR ENDED
     JULY 31, 2007, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF DEFERRED
     COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR. BROWN,
     $20,866; DR. HALL, $108,917; MR. HOCK, $102,833; MR. OLSON, $54,542; MR.
     PRATT, $21,500; MR. SAYERS, $108,583; AND MR. WEBSTER, $24,183.

(3)   MR. HOCK RETIRED FROM THE BOARD OF DIRECTORS ON JULY 27, 2007.

(4)  MR. OLSON JOINED THE FUNDS' ADVISORY BOARD ON JANUARY 1, 2006, AND WAS
     ELECTED DIRECTOR ON JULY 27, 2007.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

------
31

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2006, as shown in the table below.

                                              NAME OF DIRECTORS
--------------------------------------------------------------------------------
                             JAMES E.      JONATHAN S.   THOMAS A.   ANDREA C.
                             STOWERS, JR.  THOMAS        BROWN       HALL, PH.D.
--------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   LIVESTRONG
   Income Portfolio          A             A             A           A
--------------------------------------------------------------------------------
   LIVESTRONG 2015
   Portfolio                 A             A             A           A
--------------------------------------------------------------------------------
   LIVESTRONG 2025
   Portfolio                 A             A             A           A
--------------------------------------------------------------------------------
   LIVESTRONG 2035
   Portfolio                 A             A             A           A
--------------------------------------------------------------------------------
   LIVESTRONG 2045
   Portfolio                 A             D             A           A
--------------------------------------------------------------------------------
   One Choice Portfolio:
   Very Conservative         A             A             A           A
--------------------------------------------------------------------------------
   One Choice Portfolio:
   Conservative              A             A             A           A
--------------------------------------------------------------------------------
   One Choice Portfolio:
   Moderate                  A             A             A           A
--------------------------------------------------------------------------------
   One Choice Portfolio:
   Aggressive                A             A             A           A
--------------------------------------------------------------------------------
   One Choice Portfolio:
   Very Aggressive           A             A             A           A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen
by Director in Family of
Investment Companies         D             E             E           E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

                                                NAME OF DIRECTORS
---------------------------------------------------------------------------------
                            JAMES A.  DONALD     GALE E.   M. JEANNINE    TIMOTHY
                            OLSON     H. PRATT   SAYERS    STRANDJORD     WEBSTER
---------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   LIVESTRONG
   Income Portfolio         A         A          A         A              A
---------------------------------------------------------------------------------
   LIVESTRONG 2015
   Portfolio                A         A          A         A              A
---------------------------------------------------------------------------------
   LIVESTRONG 2025
   Portfolio                A         A          A         A              A
---------------------------------------------------------------------------------
   LIVESTRONG 2035
   Portfolio                A         A          A         A              A
---------------------------------------------------------------------------------
   LIVESTRONG 2045
   Portfolio                A         A          A         A              A
---------------------------------------------------------------------------------
   One Choice Portfolio:
   Very Conservative        A         A          A         A              A
---------------------------------------------------------------------------------
   One Choice Portfolio:
   Conservative             A         A          A         A              A
---------------------------------------------------------------------------------
   One Choice Portfolio:
   Moderate                 A         A          A         A              A
---------------------------------------------------------------------------------
   One Choice Portfolio:
   Aggressive               A         A          A         A              A
---------------------------------------------------------------------------------
   One Choice Portfolio:
   Very Aggressive          A         A          A         A              A
---------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen
by Director in Family of
Investment Companies        D         E          E         E              E
---------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

------
32

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the underlying funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's proxy voting guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors

*  Ratification of Selection of Auditors

*  Equity-Based Compensation Plans

*  Anti-Takeover Proposals

   *  Cumulative Voting

   *  Staggered Boards

   *  "Blank Check" Preferred Stock

   *  Elimination of Preemptive Rights

   *  Non-targeted Share Repurchase

   *  Increase in Authorized Common Stock

   *  "Supermajority" Voting Provisions or Super Voting Share Classes

   *  "Fair Price" Amendments

   *  Limiting the Right to Call Special Shareholder Meetings

   *  Poison Pills or Shareholder Rights Plans

   *  Golden Parachutes

   *  Reincorporation

   *  Confidential Voting

   *  Opting In or Out of State Takeover Laws

*  Shareholder Proposals Involving Social, Moral or Ethical Matters

*  Anti-Greenmail Proposals

*  Changes to Indemnification Provisions

*  Non-Stock Incentive Plans

*  Director Tenure

*  Directors' Stock Options Plans

*  Director Share Ownership

------
33

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

In addition, to avoid any potential conflict of interest that may arise when one
American Century fund owns shares of another American Century fund, the advisor will "echo vote" such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of
American Century "NT" funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent directors of the voting fund.

A copy of the advisor's proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

The funds invest only in other American Century mutual funds. These holdings, as described in the funds' prospectuses, are available at any time with no lag period. In addition, full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

The advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------
34

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of November 5, 2007, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of a fund.

                                            PERCENTAGE OF      PERCENTAGE OF
                                            OUTSTANDING        OUTSTANDING
FUND/                                       SHARES OWNED       SHARES OWNED
CLASS     SHAREHOLDER                       OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
LIVESTRONG Income Portfolio
--------------------------------------------------------------------------------
  Investor Class
          Union Bank of                     7%                 0%
          California Trustee
          Aquila Inc. Retirement
          Investment Plan
          San Diego, California
--------------------------------------------------------------------------------
  Institutional Class
          Trustees of Hapag-Lloyd           27%                0%
          America Inc
          Svgs Inv Plan & Trust
          Piscataway, New Jersey

          JPMorgan Chase                    25%                0%
          Bank Trustee
          Kearfott Guidance
          & Navigation Corp
          Deferred Savings Plan
          Kansas City, Missouri

          JPMorgan Chase                    24%                0%
          Bank Trustee
          Taylor Companies 401K
          and Profit Sharing Plans
          Kansas City, Missouri

          JPMorgan Chase                    12%                0%
          Bank Trustee
          FBO United Business
          Media 401K Plan
          Kansas City, Missouri

          Trustees of American              9%                 0%
          Century P/S & 401K
          Savings Plan & Trust
          Kansas City, Missouri
--------------------------------------------------------------------------------
  R Class
          Citistreet Retirement Svcs        35%                0%
          Citigroup Institutional Trust
          Somerset, New Jersey

          Luke Scamardo, II, MD,            22%                0%
          C.H. Prihoda, Jr, MD,
          Pollachi Selvakumarraj, MD
          FBO Navasota Medical
          Center 401K Plan
          Navasota, Texas

          GPC Securities Inc. as            18%                0%
          Agent for JPMorgan
          Chase Bank FBO
          Rowland Design Inc. PS
          & 401K Plan
          Atlanta, Georgia

          MG Trust Company TR               7%                 0%
          Bopp-Busch
          Manufacturing Co
          Denver, Colorado
--------------------------------------------------------------------------------
  Advisor Class
          Ohio National Life                62%                0%
          Insurance Co.
          For Benefit of
          Separate Accounts
          Cincinnati, Ohio

          Charles Schwab & Co., Inc.        15%                0%
          San Francisco, California

          Saxon & Co                        8%                 0%
          Philadelphia, Pennsylvania
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
35

                                            PERCENTAGE OF       PERCENTAGE OF
                                            OUTSTANDING         OUTSTANDING
FUND/                                       SHARES OWNED        SHARES OWNED
CLASS      SHAREHOLDER                      OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
LIVESTRONG 2015 Portfolio
--------------------------------------------------------------------------------
  Investor Class
           Union Bank of California         12%                 0%
           Trustee
           Aquila Inc. Retirement
           Investment Plan
           San Diego, California
--------------------------------------------------------------------------------
  Institutional Class
           JPMorgan Chase                   37%                 0%
           Bank Trustee
           FBO United Business
           Media 401K Plan
           Kansas City, Missouri

           JPMorgan Chase                   21%                 0%
           Bank Trustee
           Taylor Companies 401K
           and Profit Sharing Plans
           Kansas City, Missouri

           Trustees of American             18%                 0%
           Century P/S & 401K
           Savings Plan & Trust
           Kansas City, Missouri

           JPMorgan Chase                   15%                 0%
           Bank Trustee
           Kearfott Guidance
           & Navigation Corp
           Deferred Savings Plan
           Kansas City, Missouri

           Trustees of Hapag-Lloyd          8%                  0%
           America Inc Svgs Inv Plan
           & Trust
           Piscataway, New Jersey
--------------------------------------------------------------------------------
  R Class
           MG Trust Company TR              61%                 0%
           Bopp-Busch
           Manufacturing Co
           Denver, Colorado

           Patterson & Co FBO               22%                 0%
           Greenwood Mills Thrift Plan
           Charlotte, North Carolina
--------------------------------------------------------------------------------
  Advisor Class
           Ohio National Life               68%                 0%
           Insurance Co.
           For Benefit of
           Separate Accounts
           Cincinnati, Ohio

           GPC Securities Inc.              11%                 0%
           as Agent for Reliance
           Trust Co FBO
           Standard Process Inc.
           PS & Pension
           Atlanta, Georgia
--------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio
--------------------------------------------------------------------------------
  Investor Class
           Union Bank of                    11%                 0%
           California Trustee
           Aquila Inc. Retirement
           Investment Plan
           San Diego, California

           JPMorgan Chase as Trustee        7%                  0%
           FBO Key Energy Services
           401K Savings &
           Retirement PL
           Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
36

                                            PERCENTAGE OF      PERCENTAGE OF
                                            OUTSTANDING        OUTSTANDING
FUND/                                       SHARES OWNED       SHARES OWNED
CLASS     SHAREHOLDER                       OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio
--------------------------------------------------------------------------------
  Institutional Class
          American Century Investment       55%                0%
          JPMorgan Chase
          Bank Trustee
          Taylor Companies 401K
          and Profit Sharing Plans
          Kansas City, Missouri

          Trustees of American              19%                0%
          Century P/S & 401K
          Savings Plan & Trust
          Kansas City, Missouri

          Trustees of Hapag-Lloyd           16%                0%
          America Inc
          Svgs Inv Plan & Trust
          Piscataway, New Jersey
--------------------------------------------------------------------------------
  R Class
          MG Trust Company Cust FBO         16%                0%
          Chad Eakin Concrete
          401K Profit S
          Denver, Colorado

          401(K) RPSA                       15%                0%
          Newark Dental Associates
          PA 401(K)
          Jeffrey J. Stout
          Landenberg, Pennsylvania

          Citistreet Retirement Svcs        7%                 0%
          Citigroup Institutional Trust
          Somerset, New Jersey

          MG Trust Company Cust FBO         7%                 0%
          Medical Diagnostic
          Laboratory Inc.
          Denver, Colorado

          MG Trust Company Cust             7%                 0%
          Vista West Engineering
          LLC Safe HA
          Denver, Colorado

          Julie Kutner Van De Zande,        6%                 0%
          Cornelius Van De Zande
          FBO Emergo Group Inc. 401K
          Austin, Texas
--------------------------------------------------------------------------------
  Advisor Class
          Ohio National Life                78%                0%
          Insurance Co.
          For Benefit of
          Separate Accounts
          Cincinnati, Ohio
--------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio
--------------------------------------------------------------------------------
  Investor Class
          Union Bank of                     12%                0%
          California Trustee
          Aquila Inc. Retirement
          Investment Plan
          San Diego, California
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
37

                                             PERCENTAGE OF      PERCENTAGE OF
                                             OUTSTANDING        OUTSTANDING
FUND/                                        SHARES OWNED       SHARES OWNED
CLASS     SHAREHOLDER                        OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio
--------------------------------------------------------------------------------
  Institutional Class
          Trustees of American               40%                0%
          Century P/S & 401K
          Savings Plan & Trust
          Kansas City, Missouri

          JPMorgan Chase                     17%                0%
          Bank Trustee
          FBO United Business
          Media 401K Plan
          Kansas City, Missouri

          Trustees of Hapag-Lloyd            16%                0%
          America Inc Svgs Inv
          Plan & Trust
          Piscataway, New Jersey

          JPMorgan Chase                     12%                0%
          Bank Trustee
          Taylor Companies 401K
          and Profit Sharing Plans
          Kansas City, Missouri

          JPMorgan Chase                     9%                 0%
          Bank Trustee
          Kearfott Guidance
          & Navigation Corp
          Deferred Savings Plan
          Kansas City, Missouri

          JPMorgan Chase TR                  7%                 0%
          American Century Executive
          Def Comp Plan Trust
          Kansas City, Missouri
--------------------------------------------------------------------------------
  R Class
          MG Trust Company TR                23%                0%
          Benesys Inc. 401K
          Profit Sharing
          Denver, Colorado

          MG Trust Company as Agent          11%                0%
          for Frontier Trust Co as TR
          General Car and
          Truck Leasing System
          Fargo, North Dakota

          Patterson & Co FBO                 10%                0%
          Greenwood Mills Thrift Plan
          Charlotte, North Carolina

          MG Trust Company as Agent          6%                 0%
          for Frontier Trust Co as TR
          E&E 401K & Profit
          Sharing Plan
          Fargo, North Dakota

          MG Trust Company Cust FBO          5%                 0%
          Alternative Business Furniture
          Denver, Colorado
--------------------------------------------------------------------------------
  Advisor Class
          Ohio National Life                 74%                0%
          Insurance Co.
          For Benefit of
          Separate Accounts
          Cincinnati, Ohio
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
38

                                             PERCENTAGE OF     PERCENTAGE OF
                                             OUTSTANDING       OUTSTANDING
FUND/                                        SHARES OWNED      SHARES OWNED
CLASS    SHAREHOLDER                         OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio
--------------------------------------------------------------------------------
  Investor Class
         Union Bank of California Trustee    13%               0%
         Aquila Inc. Retirement
         Investment Plan
         San Diego, California

         JPMorgan Chase as Trustee           8%                0%
         FBO Key Energy Services
         401K Savings &
         Retirement PL
         Kansas City, Missouri
--------------------------------------------------------------------------------
  Institutional Class
         JPMorgan Chase                      32%               0%
         Bank Trustee
         Taylor Companies 401K
         and Profit Sharing Plans
         Kansas City, Missouri

         Trustees of American                28%               0%
         Century P/S & 401K
         Savings Plan & Trust
         Kansas City, Missouri

         JPMorgan Chase                      22%               0%
         Bank Trustee
         Kearfott Guidance
         & Navigation Corp
         Deferred Savings Plan
         Kansas City, Missouri

         Trustees of Hapag-Lloyd             7%                0%
         America Inc.
         Svgs Inv Plan & Trust
         Piscataway, New Jersey

         JPMorgan Chase                      5%                0%
         Bank Trustee
         FBO United Business
         Media 401K Plan
         Kansas City, Missouri
--------------------------------------------------------------------------------
  R Class
         MLPF&S                              30%               0%
         Jacksonville, Florida

         MG Trust Company TR                 10%               0%
         Bopp-Busch
         Manufacturing Co
         Denver, Colorado

         Patterson & Co FBO                  8%                0%
         Greenwood Mills Thrift Plan
         Charlotte, North Carolina

         Eric Wooton FBO EMS                 7%                0%
         Plumbing Heating AC Inc.
         Safe Harbor 401K Plan
         Ridgeland, Mississippi

         MG Trust Company                    7%                0%
         Cust FBO
         Vista West Engineering
         LLC Safe Ha
         Denver, Colorado
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
39

                                             PERCENTAGE OF       PERCENTAGE OF
                                             OUTSTANDING         OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS      SHAREHOLDER                       OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio
--------------------------------------------------------------------------------
   Advisor Class
           Ohio National Life                68%                 0%
           Insurance Co.
           For Benefit of
           Separate Accounts
           Cincinnati, Ohio

           GPC Securities Inc. as Agent      20%                 0%
           For JPMorgan
           Chase Bank FBO
           Beechmont Press PS
           & Thrift Plan
           Atlanta, Georgia
--------------------------------------------------------------------------------
One Choice Portfolio: Very Conservative
--------------------------------------------------------------------------------
  Investor Class
           None
--------------------------------------------------------------------------------
One Choice Portfolio: Conservative
--------------------------------------------------------------------------------
  Investor Class
           None
--------------------------------------------------------------------------------
One Choice Portfolio: Moderate
--------------------------------------------------------------------------------
  Investor Class
           None
--------------------------------------------------------------------------------
One Choice Portfolio: Aggressive
--------------------------------------------------------------------------------
  Investor Class
           None
--------------------------------------------------------------------------------
One Choice Portfolio: Very Aggressive
--------------------------------------------------------------------------------
  Investor Class
           None
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of the corporation. A shareholder owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of November 5, 2007, the officers and directors of the funds, as a group, owned less than 1% of the funds' outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

------
40

ACIM, ACGIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC.
James E. Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading MANAGEMENT.

For shareholder services provided to the Investor Class, Advisor Class and R
Class of the LIVESTRONG Portfolios, the advisor receives an administrative fee paid at an annual rate of 0.20% of each class's average net assets. On each calendar day, such classes accrue an administrative fee that is equal to the class's administrative fee rate times the net assets of the class divided by 365
(366 in leap years). On the first business day of each month, the LIVESTRONG
Portfolios pay the administrative fee to the advisor for the previous month. The administrative fee is the sum of the daily fee calculations for each day of the previous month. The advisor does not receive an administrative fee for services provided to the One Choice Portfolios or the Institutional Class of the
LIVESTRONG Portfolios.

During the fiscal year ended July 31, 2007, the administrative fee paid to the advisor was:

                                    INVESTOR                           ADVISOR
                                    CLASS              R CLASS         CLASS
--------------------------------------------------------------------------------
LIVESTRONG Income Portfolio         $72,287            $127            $11,625
--------------------------------------------------------------------------------
LIVESTRONG 2015 Portfolio           $231,380           $3,191          $30,776
--------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio           $293,913           $2,207          $26,240
--------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio           $145,875           $1,225          $19,212
--------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio           $74,917            $919            $13,110
--------------------------------------------------------------------------------

The advisor does not receive an investment management fee for managing the
LIVESTRONG Portfolios or the One Choice Portfolios. However, the advisor or its wholly owned subsidiary, American Century Global Investment Management, Inc.,
receives a fee for managing the underlying American Century funds in which the
LIVESTRONG Portfolios and the One Choice Portfolios invest. An estimated weighted average rate for these fees appears in the prospectuses. More details about the management fees paid for the underlying funds appear in those funds'
prospectuses or statements of additional information.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

------
41

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF JULY 31, 2007)
                                REGISTERED                           OTHER ACCOUNTS
                                INVESTMENT                           (E.G., SEPARATE
                                COMPANIES                            ACCOUNTS AND
                                (E.G., OTHER      OTHER POOLED       CORPORATE
                                AMERICAN          INVESTMENT         ACCOUNTS
                                CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                AND AMERICAN      COMMINGLED         INCUBATION
                                CENTURY -         TRUSTS AND         STRATEGIES AND
                                SUBADVISED        529 EDUCATION      CORPORATE
                                FUNDS)            SAVINGS PLANS)     MONEY)
------------------------------------------------------------------------------------
LIVESTRONG INCOME PORTFOLIO
------------------------------------------------------------------------------------
Jeffrey     Number of Other     13                41                 0
R. Tyler    Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $6,201,475,964    $1,835,684,249     N/A
            Accounts Managed
------------------------------------------------------------------------------------
Irina       Number of Other     13                41                 0
Torelli     Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $6,201,475,964    $1,835,684,249     N/A
            Accounts Managed
------------------------------------------------------------------------------------
LIVESTRONG 2015 PORTFOLIO
------------------------------------------------------------------------------------
Jeffrey     Number of Other     13                41                 0
R. Tyler    Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $6,083,435,215    $1,835,684,249     N/A
            Accounts Managed
------------------------------------------------------------------------------------
Irina       Number of Other     13                41                 0
Torelli     Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $6,083,435,215    $1,835,684,249     N/A
            Accounts Managed
------------------------------------------------------------------------------------

------
42

OTHER ACCOUNTS MANAGED (AS OF JULY 31, 2007)
                                  REGISTERED                          OTHER ACCOUNTS
                                  INVESTMENT                          (E.G., SEPARATE
                                  COMPANIES                           ACCOUNTS AND
                                  (E.G., OTHER     OTHER POOLED       CORPORATE
                                  AMERICAN         INVESTMENT         ACCOUNTS
                                  CENTURY FUNDS    VEHICLES (E.G.,    INCLUDING
                                  AND AMERICAN     COMMINGLED         INCUBATION
                                  CENTURY -        TRUSTS AND         STRATEGIES AND
                                  SUBADVISED       529 EDUCATION      CORPORATE
                                  FUNDS)           SAVINGS PLANS)     MONEY)
-------------------------------------------------------------------------------------
LIVESTRONG 2025 PORTFOLIO
-------------------------------------------------------------------------------------
Jeffrey        Number of Other    13               41                 0
R. Tyler       Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $6,023,449,545   $1,835,684,249     N/A
               Accounts Managed
-------------------------------------------------------------------------------------
Irina          Number of Other    13               41                 0
Torelli        Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $6,023,449,545   $1,835,684,249     N/A
               Accounts Managed
-------------------------------------------------------------------------------------
LIVESTRONG 2035 PORTFOLIO
-------------------------------------------------------------------------------------
Jeffrey        Number of Other    13               41                 0
R. Tyler       Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $6,133,946,899   $1,835,684,249     N/A
               Accounts Managed
-------------------------------------------------------------------------------------
Irina          Number of Other    13               41                 0
Torelli        Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $6,133,946,899   $1,835,684,249     N/A
               Accounts Managed
-------------------------------------------------------------------------------------
LIVESTRONG 2045 PORTFOLIO
-------------------------------------------------------------------------------------
Jeffrey        Number of Other    13               41                 0
R. Tyler       Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $6,175,396,497   $1,835,684,249     N/A
               Accounts Managed
-------------------------------------------------------------------------------------
Irina          Number of Other    13               41                 0
Torelli        Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $6,175,396,497   $1,835,684,249     N/A
               Accounts Managed
-------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
-------------------------------------------------------------------------------------
Jeffrey        Number of Other    13               41                 0
R. Tyler       Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $6,221,069,932   $1,835,684,249     N/A
               Accounts Managed
-------------------------------------------------------------------------------------
Irina          Number of Other    13               41                 0
Torelli        Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $6,221,069,932   $1,835,684,249     N/A
               Accounts Managed
-------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE
-------------------------------------------------------------------------------------
Jeffrey        Number of Other    13               41                 0
R. Tyler       Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $6,034,325,330   $1,835,684,249     N/A
               Accounts Managed
-------------------------------------------------------------------------------------
Irina          Number of Other    13               41                 0
Torelli        Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $6,034,325,330   $1,835,684,249     N/A
               Accounts Managed
-------------------------------------------------------------------------------------

------
43

OTHER ACCOUNTS MANAGED (AS OF JULY 31, 2007)
                                REGISTERED                          OTHER ACCOUNTS
                                INVESTMENT                          (E.G., SEPARATE
                                COMPANIES                           ACCOUNTS AND
                                (E.G., OTHER      OTHER POOLED      CORPORATE
                                AMERICAN          INVESTMENT        ACCOUNTS
                                CENTURY FUNDS     VEHICLES (E.G.,   INCLUDING
                                AND AMERICAN      COMMINGLED        INCUBATION
                                CENTURY -         TRUSTS AND        STRATEGIES AND
                                SUBADVISED        529 EDUCATION     CORPORATE
                                FUNDS)            SAVINGS PLANS)    MONEY)
-----------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE
-----------------------------------------------------------------------------------
Jeffrey      Number of Other    13                41                0
R. Tyler     Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $5,675,890,966    $1,835,684,249    N/A
             Accounts Managed
-----------------------------------------------------------------------------------
Irina        Number of Other    13                41                0
Torelli      Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $5,675,890,966    $1,835,684,249    N/A
             Accounts Managed
-----------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE
-----------------------------------------------------------------------------------
Jeffrey      Number of Other    13                41                0
R. Tyler     Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $5,865,414,868    $1,835,684,249    N/A
             Accounts Managed
-----------------------------------------------------------------------------------
Irina        Number of Other    13                41                0
Torelli      Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $5,865,414,868    $1,835,684,249    N/A
             Accounts Managed
-----------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
-----------------------------------------------------------------------------------
Jeffrey      Number of Other    13                41                0
R. Tyler     Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $6,093,525,086    $1,835,684,249    N/A
             Accounts Managed
-----------------------------------------------------------------------------------
Irina        Number of Other    13                41                0
Torelli      Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $6,093,525,086    $1,835,684,249    N/A
             Accounts Managed
-----------------------------------------------------------------------------------

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed-income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.
Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking

------
44

portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments may take into account a number of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios.

------
45

Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric.

A second factor that may be considered in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance
(asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of July 31, 2007, the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES(1)
--------------------------------------------------------------------------------
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
LIVESTRONG Income Portfolio
          Jeffrey R. Tyler         A
--------------------------------------------------------------------------------
          Irina Torelli            A
--------------------------------------------------------------------------------
LIVESTRONG 2015 Portfolio
          Jeffrey R. Tyler         A
--------------------------------------------------------------------------------
          Irina Torelli            A
--------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio
          Jeffrey R. Tyler         E
--------------------------------------------------------------------------------
          Irina Torelli            A
--------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio
          Jeffrey R. Tyler         A
--------------------------------------------------------------------------------
          Irina Torelli            E
--------------------------------------------------------------------------------

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THESE PORTFOLIO MANAGERS SERVE ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

------
46

OWNERSHIP OF SECURITIES(1)
--------------------------------------------------------------------------------
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio
          Jeffrey R. Tyler         A
--------------------------------------------------------------------------------
          Irina Torelli            A
--------------------------------------------------------------------------------
One Choice Portfolio: Very Conservative
          Jeffrey R. Tyler         A
--------------------------------------------------------------------------------
          Irina Torelli            A
--------------------------------------------------------------------------------
One Choice Portfolio: Conservative
          Jeffrey R. Tyler         A
--------------------------------------------------------------------------------
          Irina Torelli            A
--------------------------------------------------------------------------------
One Choice Portfolio: Moderate
          Jeffrey R. Tyler         A
--------------------------------------------------------------------------------
          Irina Torelli            A
--------------------------------------------------------------------------------
One Choice Portfolio: Aggressive
          Jeffrey R. Tyler         A
--------------------------------------------------------------------------------
          Irina Torelli            A
--------------------------------------------------------------------------------
One Choice Portfolio: Very Aggressive
          Jeffrey R. Tyler         A
--------------------------------------------------------------------------------
          Irina Torelli            A
--------------------------------------------------------------------------------

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THESE PORTFOLIO MANAGERS SERVE ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent, dividend-paying agent and custodian for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor, including the maintenance of the funds' underlying fund shares in its book entry transfer agency system. The advisor pays ACS's costs for serving as transfer agent, dividend-paying agent and custodian for the funds out of the advisor's fees. For a description of these fees and the terms of payment, see the discussion under the caption INVESTMENT ADVISOR, on page 41.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

------
47

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's fees. For a description of these fees and the terms of payment, see the discussion under the caption INVESTMENT ADVISOR, on page 41. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIANS

Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, and ACS, the
funds' transfer agent, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The underlying funds, however, may invest in certain obligations of Commerce Bank and may purchase or sell certain securities from or to Commerce Bank.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas
City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP and its affiliates provide services including

(1)  auditing the annual financial statements for each fund, and

(2)  assisting and consulting in connection with SEC filings.

BROKERAGE ALLOCATION

The funds will purchase and sell their portfolio securities (i.e., shares of the underlying American Century mutual funds) by dealing directly with the issuers, the underlying funds. As a result, the funds are not expected to incur brokerage costs directly.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all of the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

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48

The assets belonging to each series are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the LIVESTRONG
Portfolios may issue up to four classes of shares: Investor Class, Institutional
Class, Advisor Class and R Class.

All classes of the LIVESTRONG Portfolios invest in the Institutional Class shares of the underlying American Century mutual funds, which is the most inexpensive class. (Because no American Century money market fund has an
Institutional Class, the LIVESTRONG Portfolios invest in the Investor Class of the Premium Money Market fund, the most inexpensive general purpose money market fund available from American Century.) Although the LIVESTRONG Portfolios do not
have a management fee, they do pay their pro rata share of the expenses
(including the management fee) of the underlying funds in which they invest. The
Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require significant shareholder and administrative services from the funds' advisor and its affiliates, and has no fee other than its pro rata share of the underlying funds' expenses, as described above. The Investor Class is made available directly to investors, and carries an administrative fee of 0.20% per annum. In addition to the administrative fee, both the Advisor and the R Classes are subject to a Master
Distribution and Individual Shareholder Services Plan (the Advisor Class Plan
and the R Class Plan, respectively) as described below. Both the Advisor and the
R Classes are made available through financial intermediaries, and the R Class generally is used in 401(k) and other retirement plans. The Advisor Class and R
Class Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors of the funds' Advisor and R Classes have approved and entered into the
Advisor Class Plan and the R Class Plan. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally and growing assets in existing funds, which helps retain and attract investment management talent and provides a better environment for improving fund performance. Pursuant to Rule
12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly for its consideration in continuing the plans.
Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount to be spent

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49

for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

R Class Plan

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.

During the fiscal year ended July 31, 2007, the aggregate amount of fees paid under the R Class Plan was:

     LIVESTRONG Income Portfolio          $317
     LIVESTRONG 2015 Portfolio          $7,977
     LIVESTRONG 2025 Portfolio          $5,519
     LIVESTRONG 2035 Portfolio          $3,063
     LIVESTRONG 2045 Portfolio          $2,297

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

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50

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class shareholders. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

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51

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for these services, the funds'
Board of Directors has adopted the Advisor Class Plan. Pursuant to the Advisor
Class Plan, the Advisor Class pays the funds' distributor 0.25% annually of the aggregate average daily asset value of the Advisor Class shares. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.

During the fiscal year ended July 31, 2007, the aggregate amount of fees paid under the Advisor Class Plan was:

     LIVESTRONG Income Portfolio          $14,531
     LIVESTRONG 2015 Portfolio            $38,471
     LIVESTRONG 2025 Portfolio            $32,800
     LIVESTRONG 2035 Portfolio            $24,015
     LIVESTRONG 2045 Portfolio            $16,388

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  paying sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributors who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributors;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing application forms and selecting dividend and other account options;

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52

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and organizing payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

PAYMENTS TO DEALERS

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public
(including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority (FINRA). Such payments will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

American Century considers employer-sponsored retirement plans to include the following:

*  401(a) plans

*  pension plans

*  profit sharing plans

*  401(k) plans

*  money purchase plans

*  target benefit plans

*  Taft-Hartley multi-employer pension plans

*  SERP and "Top Hat" plans

*  ERISA trusts

*  employee benefit trusts

*  457 plans

*  KEOGH plans

*  employer-sponsored 403(b) plans (including self-directed)

*  nonqualified deferred compensation plans

*  nonqualified excess benefit plans

*  nonqualified retirement plans

*  SIMPLE IRAs

*  SEP IRAs

*  SARSEP

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53

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                                  TRADITIONAL
                                     EMPLOYER-SPONSORED           AND
                                     RETIREMENT PLANS             ROTH IRAS
--------------------------------------------------------------------------------
Institutional Class shares           Yes                          Yes
may be purchased
--------------------------------------------------------------------------------
Investor Class shares                Yes                          Yes
may be purchased
--------------------------------------------------------------------------------
Advisor Class shares                 Yes                          Yes
may be purchased
--------------------------------------------------------------------------------
R Class shares                       Yes                          No(1)
may be purchased
--------------------------------------------------------------------------------

(1)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL
     PURCHASES.

VALUATION OF A FUND'S SECURITIES

All classes of the funds are offered at their net asset value (NAV). Each fund's
NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily. Each fund's NAV is calculated as of the close of business of the New York
Stock Exchange (NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

The NAV of each of the LIVESTRONG Portfolios and One Choice Portfolios is
calculated based upon the NAV of the underlying funds in which it invests. The prospectuses for the underlying funds explain the methods used to value underlying fund shares.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations (excluding Real Estate
Investment Trusts) may qualify for the 70% dividends-received deduction to the extent that the fund held those shares for more than 45 days.

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54

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social
Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

FINANCIAL STATEMENTS

The financial statements for the funds have been audited by Deloitte & Touche
LLP. The funds' Report of Independent Registered Public Accounting Firm and the
financial statements included in the funds' annual report for the fiscal year ended July 31, 2007, are incorporated herein by reference.

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55

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan

* a bank

* a broker-dealer

* an insurance company

* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

ON THE INTERNET        * EDGAR database at sec.gov
                       * By email request at publicinfo@sec.gov

BY MAIL                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-21591

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

SH-SAI-56443 0712

PART C   OTHER INFORMATION

Item 23. Exhibits

     (a) Articles of Amendment and Restatement of American Century Asset
Allocation Portfolios, Inc., May 5, 2006 (filed electronically as Exhibit a to
Post-Effective Amendment No. 5 to the Registration Statement of the Registrant
on May 9, 2006, File No. 333-116351, and incorporated herein by reference).

     (b) Bylaws of American Century Asset Allocation Portfolios, Inc., dated
September 21, 2004 (filed electronically as Exhibit b to Post-Effective
Amendment No. 5 to the Registration Statement of the Registrant on May 9, 2006,
File No. 333-116351, and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, the Fourth and Sixth Articles of the Registrant's Amended and Restated
Articles of Incorporation, included within Exhibit (a) herein, and Sections 3 through 11 of the Registrant's Bylaws, incorporated by reference as Exhibit (b)
herein.

     (d) Management Agreement between American Century Asset Allocation
Portfolios, Inc. and American Century Investment Management, Inc., dated August
1, 2007, is included herein.

     (e) (1) Distribution Agreement between American Century Asset Allocation
Portfolios, Inc. and American Century Investment Services, Inc., dated as of
August 31, 2004 (filed electronically as Exhibit e to Pre-Effective Amendment
No. 1 to the Registration Statement of the Registrant on August 30, 2004, File
No. 333-116351, and incorporated herein by reference).

         (2) Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 25 to the Registration Statement of American
Century International Bond Funds on April 30, 2007, File No. 333-43321, and
incorporated herein by reference).

     (f) Not Applicable.

     (g) Master Agreement by and between Commerce Bank, N.A. and Twentieth
Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit
b8e to Post-Effective Amendment No. 76 to the Registration Statement of American
Century Mutual Funds, Inc., on February 28, 1997, and incorporated herein by reference).

     (h) (1) Transfer Agency Agreement between American Century Asset Allocation
Portfolios, Inc. and American Century Services Corporation, dated as of August
31, 2004 (filed electronically as Exhibit h1 to Pre-Effective Amendment No. 1 to
the Registration Statement of the Registrant on August 30, 2004, File No.
333-116351, and incorporated herein by reference).

         (2) Customer Identification Program Reliance Agreement (filed electronically as Exhibit h2 to Pre-Effective Amendment No. 1 to the
Registration Statement of American Century Growth Funds, Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (i) Opinion and Consent of Counsel, dated September 29, 2004 (filed electronically as Exhibit i to Post-Effective Amendment No. 2 to the
Registration Statement of the Registrant on September 29, 2004, File No.
333-116351, and incorporated herein by reference).

     (j) Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated November 21, 2007, is included herein.

     (k) Not Applicable.

     (l) Initial Capital Agreement, dated August 25, 2004 (filed electronically as Exhibit l to Pre-Effective Amendment No. 1 to the Registration Statement of
the Registrant on August 30, 2004, File No. 333-116351, and incorporated herein by reference).

     (m) (1) Advisor Class Master Distribution and Individual Shareholder
Services Plan of American Century Asset Allocation Portfolios, Inc., dated as of
August 31, 2004 (filed electronically as Exhibit m1 to Pre-Effective Amendment
No. 1 to the Registration Statement of the Registrant on August 30, 2004, File
No. 333-116351, and incorporated herein by reference).

         (2) R Class Master Distribution and Individual Shareholder Services
Plan of American Century Asset Allocation Portfolios, Inc., dated as of August
31, 2004 (filed electronically as Exhibit m2 to Pre-Effective Amendment No. 1 to
the Registration Statement of the Registrant on August 30, 2004, File No.
333-116351, and incorporated herein by reference).

     (n) Multiple Class Plan of American Century Asset Allocation Portfolios,
Inc., dated as of August 31, 2004 (filed electronically as Exhibit n to
Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on
August 30, 2004, File No. 333-116351, and incorporated herein by reference).

     (o) Reserved.

     (p) (1) American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 41 to the Registration Statement
of American Century California Tax-Free and Municipal Funds on December 28,
2006, File No. 2-82734, and incorporated herein by reference).

         (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically as Exhibit p2 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

     (q) (1) Power of Attorney, dated August 24, 2007 (filed electronically as
Exhibit q1 to Post-Effective Amendment No. 41 to the Registration Statement of
American Century Capital Portfolios, Inc. on September 26, 2007, File No.
33-64872, and incorporated herein by reference).

         (2) Secretary's Certificate, dated August 24, 2007 (filed
electronically as Exhibit q2 to Post-Effective Amendment No. 41 to the
Registration Statement of American Century Capital Portfolios, Inc. on September
26, 2007, File No. 33-64872, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Registrant

The persons who serve as the directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     Under the laws of the State of Maryland, the directors are entitled and empowered to purchase insurance for and to provide by resolution or in the
Bylaws for indemnification out of Corporation assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a director or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Corporation. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Directors.

     Registrant hereby incorporates by reference, as though set forth fully herein, the Eighth Article of Registrant's Amended and Restated Articles of
Incorporation, dated May 5, 2006, filed herein within Exhibit (a), and Section
51 of Registrant's Bylaws dated September 21, 2004, incorporated by reference as
Exhibit (b).

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor

     In addition to serving as the Registrant's investment advisor, American
Century Investment Management, Inc. provides portfolio management services for other investment companies as well as for other business and institutional clients. Business backgrounds of the directors and principal executive officers of the advisor that also hold positions with the Registrant are included under
"Management" in the Statement of Additional Information included in this registration statement. The remaining principal executive officer of the advisor and his principal occupations during the past 2 fiscal years are as follows:

     Enrique Chang (President, Chief Executive Officer and Chief Investment
     Officer of ACIM and ACGIM). Served as President and Chief Executive
     Officer, Munder Capital Management, 2002 to 2006.

The principal address for all American Century entities other than ACGIM is 4500
Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third
Avenue, 23rd Floor, New York, NY 10017.

Item 27. Principal Underwriters

I. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors and executive officers of
ACIS:

Name and Principal      Positions and Offices     Positions and Offices
Business Address*       with Underwriter          with Registrant
-----------------------------------------------------------------------

James E. Stowers, Jr.    Director                      Director and
                                                       Vice Chairman

Jonathan S. Thomas       Director                      President and Director

Brian Jeter              President and Chief           none
                         Executive Officer

Jon W. Zindel            Senior Vice President         Tax Officer
                         and Chief Accounting Officer

David K. Anderson        Chief Financial Officer       none

Mark Killen              Senior Vice President         none

David Larrabee           Senior Vice President         none

Barry Mayhew             Senior Vice President         none

David C. Tucker          Senior Vice President         none

Joseph S. Reece          Chief Compliance Officer      none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street,
Kansas City, MO 64111 and 1665 Charleston Road, Mountain View, CA 94043;
American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; and
Commerce Bank, N.A., 1000 Walnut, Kansas City, MO 64105.

Item 29. Management Services - Not  Applicable.

Item 30. Undertakings - Not  Applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 28th day of
November, 2007.

                               AMERICAN CENTURY ASSET ALLOCATION
                               PORTFOLIOS, INC.
                               (Registrant)

                               By:    *
                                   ----------------------------------
                                   Jonathan S. Thomas
                                   President

     As required by the Securities Act of 1933, this Registration  Statement has been  signed  by the  following  persons  in  the  capacities  and on the  dates indicated.

SIGNATURE                       TITLE                          DATE
---------                       -----                          ----

*                           President and Director        November 28, 2007
----------------------
Jonathan S. Thomas

*                           Vice President,               November 28, 2007
----------------------      Treasurer and Chief
Robert J. Leach             Financial Officer

*                           Vice Chairman of the          November 28, 2007
----------------------      Board and Director
James E. Stowers, Jr.

*                           Director                      November 28, 2007
----------------------
Thomas A. Brown

*                           Director                      November 28, 2007
----------------------
Andrea C. Hall, Ph.D.

*                           Director                      November 28, 2007
----------------------
James A. Olson

*                           Chairman of the               November 28, 2007
----------------------      Board and Director
Donald H. Pratt

*                           Director                      November 28, 2007
----------------------
Gale E. Sayers

*                           Director                      November 28, 2007
----------------------
M. Jeannine Strandjord

*                           Director                      November 28, 2007
----------------------
Timothy S. Webster

*By:  /s/ Brian Brogan
      ------------------------------------
      Brian Brogan
      Attorney-in-Fact
      (pursuant to a Power of Attorney
       dated August 24, 2007)

                                  EXHIBIT INDEX

EXHIBIT        DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (d)    Management Agreement between American Century Asset Allocation
               Portfolios, Inc. and American Century Investment Management, Inc.,
               dated August 1, 2007.

EXHIBIT (j)    Consent of Deloitte & Touche, LLP, independent registered public accounting firm, dated November 21, 2007.